UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Total Bond Fund

May 31, 2008

1.800361.104

TBD-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.1%
		Principal Amount (o)	Value
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		$ 6,478,000	$ 5,438,540
Nortel Networks Corp.:
1.75% 4/15/12 (f)		6,339,000	4,706,708
1.75% 4/15/12		440,000	326,700
			10,471,948
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	2,176,000
TOTAL INFORMATION TECHNOLOGY			12,647,948
Nonconvertible Bonds - 16.0%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.0%
Ford Motor Co.:
6.5% 8/1/18		750,000	511,875
7.45% 7/16/31		750,000	519,375
General Motors Corp. 7.2% 1/15/11		2,015,000	1,692,600
			2,723,850
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		1,185,000	1,149,450
7.5% 4/1/27		1,935,000	1,673,775
			2,823,225
Hotels, Restaurants & Leisure - 0.7%
Cap Cana SA 9.625% 11/3/13 (f)		600,000	540,000
Carrols Corp. 9% 1/15/13		85,000	78,200
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	497,200
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)		1,495,000	1,072,663
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,795,000	1,148,800
Host Marriott LP:
6.375% 3/15/15		250,000	239,700
7.125% 11/1/13		4,590,000	4,561,313
ITT Corp. 7.375% 11/15/15		250,000	253,750
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,355,188
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		5,740,000	5,166,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp. 6.3% 3/1/38		$ 7,590,000	$ 7,488,636
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,800,750
6.625% 7/15/15		4,055,000	3,477,163
6.75% 9/1/12		4,295,000	3,962,138
6.75% 4/1/13		3,650,000	3,303,250
6.875% 4/1/16		1,710,000	1,466,325
7.625% 1/15/17		4,555,000	4,031,175
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,674,438
7.125% 8/15/14		4,855,000	4,211,713
Park Place Entertainment Corp. 8.125% 5/15/11		3,780,000	3,222,450
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	679,400
yankee:
7% 6/15/13		3,350,000	3,094,563
7.25% 6/15/16		4,190,000	3,771,000
7.5% 10/15/27		2,125,000	1,763,750
Scientific Games Corp. 6.25% 12/15/12		875,000	822,500
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (f)(j)		1,745,000	1,461,438
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,148,175
7.25% 5/1/12		4,750,000	4,488,750
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	727,650
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,270,000	2,065,700
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	3,009,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,170,000	2,088,625
6.625% 12/1/14		5,880,000	5,644,800
			82,317,078
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	10,905,029
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (f)		120,000	124,056
KB Home:
6.25% 6/15/15		535,000	474,813
7.75% 2/1/10		535,000	526,975
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc. 6.25% 4/15/18		$ 3,105,000	$ 3,096,595
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		505,000	523,938
			15,651,406
Media - 1.1%
AMC Entertainment, Inc. 8% 3/1/14		1,905,000	1,724,025
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	518,610
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,915,000	2,106,500
Cablevision Systems Corp.:
7.1325% 4/1/09 (j)		340,000	342,125
8% 4/15/12		3,070,000	2,993,250
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,495,000	926,900
11.125% 1/15/14		505,000	323,200
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,720,000	4,804,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,260,000	3,260,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		2,220,000	2,161,725
Comcast Corp.:
5.7% 5/15/18		9,000,000	8,736,057
6.45% 3/15/37		8,838,000	8,451,532
COX Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,313,473
CSC Holdings, Inc.:
6.75% 4/15/12		2,050,000	1,978,250
7.625% 4/1/11		1,235,000	1,235,000
8.5% 6/15/15 (f)		2,600,000	2,600,000
EchoStar Communications Corp.:
6.375% 10/1/11		3,930,000	3,875,963
6.625% 10/1/14		935,000	881,238
7% 10/1/13		7,085,000	6,863,594
7.75% 5/31/15 (f)		2,605,000	2,591,975
Kabel Deutschland GmbH 10.625% 7/1/14		3,500,000	3,640,000
Liberty Media Corp.:
8.25% 2/1/30		1,665,000	1,496,269
8.5% 7/15/29		560,000	504,735
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45		$ 170,000	$ 182,640
News America, Inc.:
6.15% 3/1/37		2,970,000	2,744,791
6.2% 12/15/34		5,330,000	4,970,172
6.65% 11/15/37		15,817,000	15,624,238
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	996,800
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	626,397
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		795,000	576,375
10% 8/1/14		1,200,000	1,236,000
10% 8/1/14 (f)		1,145,000	1,179,350
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,509,225
7.75% 3/15/16		1,790,000	1,749,725
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		2,805,000	2,244,000
Time Warner Cable, Inc. 5.85% 5/1/17		2,607,000	2,500,879
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	6,904,576
6.625% 5/15/29		4,415,000	4,125,614
TL Acquisitions, Inc.:
0% 7/15/15 (c)(f)		1,025,000	789,250
10.5% 1/15/15 (f)		2,965,000	2,698,150
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		1,690,000	1,280,175
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,154,510
6.75% 10/5/37		1,460,000	1,395,925
Videotron Ltd. 9.125% 4/15/18 (f)		1,150,000	1,230,500
Visant Holding Corp. 8.75% 12/1/13		450,000	447,750
			124,496,263
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		600,000	595,783
Specialty Retail - 0.1%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	860,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 445,000	$ 341,538
7.625% 8/1/11		4,470,000	4,045,350
			5,246,888
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (f)(j)		2,345,000	2,221,888
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,811,150
9.75% 1/15/15		2,180,000	2,289,000
			6,322,038
TOTAL CONSUMER DISCRETIONARY			240,176,531
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		2,380,000	2,368,100
7.25% 5/15/17		1,260,000	1,250,550
8.375% 12/15/14		2,395,000	2,499,781
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,105,641
			14,224,072
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	243,562
7.75% 6/15/26		210,000	193,200
CVS Caremark Corp.:
6.036% 12/10/28 (f)		12,354,911	11,188,978
6.302% 6/1/37 (j)		8,615,000	7,495,050
Rite Aid Corp.:
6.875% 8/15/13		735,000	503,475
7.5% 3/1/17		2,120,000	1,929,200
9.375% 12/15/15		735,000	571,463
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	1,178,750
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,385,670
			33,689,348
Food Products - 0.5%
Bertin Ltda. 10.25% 10/5/16 (f)		505,000	550,450
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Cargill, Inc.:
6% 11/27/17 (f)		$ 8,750,000	$ 8,718,640
6.625% 9/15/37 (f)		8,334,000	8,026,034
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,836,400
7% 6/1/16		1,495,000	1,394,088
General Mills, Inc. 5.2% 3/17/15		7,940,000	7,873,622
Gruma SA de CV 7.75%		1,685,000	1,710,275
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,145,884
6.875% 2/1/38		11,635,000	11,310,139
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,475,375
Pierre Foods, Inc. 9.875% 7/15/12		540,000	145,800
Pilgrims Pride Corp. 7.625% 5/1/15		1,725,000	1,578,375
Smithfield Foods, Inc. 7.75% 7/1/17		5,140,000	5,050,050
			56,815,132
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,477,719
5.65% 5/16/18		7,161,000	7,006,394
6.375% 5/16/38		12,110,000	11,771,017
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,751,524
			31,006,654
TOTAL CONSUMER STAPLES			135,735,206
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,640,000	1,664,600
7.75% 5/15/17		2,970,000	3,021,975
Seitel, Inc. 9.75% 2/15/14		2,545,000	2,309,588
Weatherford International Ltd. 7% 3/15/38		5,880,000	6,105,669
			13,101,832
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,666,125
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.45% 9/15/36		$ 2,115,000	$ 2,106,553
Arch Western Finance LLC 6.75% 7/1/13		2,730,000	2,723,175
Atlas Pipeline Partners LP 8.125% 12/15/15		2,835,000	2,927,138
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	14,648,263
6.25% 3/15/38		3,050,000	2,916,227
6.75% 2/1/39		2,980,000	3,031,402
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,334,925
8.875% 2/1/17		210,000	183,750
Chesapeake Energy Corp.:
6.5% 8/15/17		1,035,000	983,250
6.625% 1/15/16		1,765,000	1,716,463
6.875% 1/15/16		910,000	894,075
7.5% 9/15/13		1,300,000	1,316,250
7.5% 6/15/14		1,790,000	1,801,188
7.625% 7/15/13		600,000	608,250
7.75% 1/15/15		255,000	264,244
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		1,715,000	1,796,463
Drummond Co., Inc. 7.375% 2/15/16 (f)		4,035,000	3,671,850
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,134,488
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,186,794
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,165,000	1,188,300
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	3,310,144
Energy Transfer Partners LP 6.7% 7/1/18		4,695,000	4,756,749
Forest Oil Corp.:
7.25% 6/15/19		1,845,000	1,812,713
7.75% 5/1/14		675,000	686,813
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (f)		1,610,000	1,686,475
Massey Energy Co.:
6.625% 11/15/10		1,915,000	1,900,638
6.875% 12/15/13		5,105,000	5,015,663
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,498,006
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		240,000	215,036
Newfield Exploration Co. 7.125% 5/15/18		1,945,000	1,915,825
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35		$ 240,000	$ 216,113
6.4% 5/15/37		3,645,000	3,507,183
NGPL PipeCo LLC 6.514% 12/15/12 (f)		4,600,000	4,701,044
OPTI Canada, Inc.:
7.875% 12/15/14		2,890,000	2,926,125
8.25% 12/15/14		4,780,000	4,887,550
Pan American Energy LLC 7.75% 2/9/12 (f)		3,705,000	3,723,525
Peabody Energy Corp. 7.375% 11/1/16		2,180,000	2,239,950
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		1,085,000	1,087,713
6.625% 6/15/35		625,000	628,125
6.625% 6/15/35 (f)		260,000	261,300
Petro-Canada:
6.05% 5/15/18		3,850,000	3,783,102
6.8% 5/15/38		5,590,000	5,466,070
PetroHawk Energy Corp.:
7.875% 6/1/15 (f)		1,585,000	1,585,000
9.125% 7/15/13		4,270,000	4,440,800
Petroleos de Venezuela SA:
5.25% 4/12/17		7,080,000	4,796,700
5.375% 4/12/27		3,720,000	2,139,000
Petroleum Development Corp. 12% 2/15/18 (f)		1,605,000	1,717,350
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		1,258,140	1,254,994
8.22% 4/1/17 (f)		2,178,398	2,211,074
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,817,600
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,061,176
6.65% 1/15/37		4,430,000	4,120,728
Plains Exploration & Production Co.:
7% 3/15/17		4,040,000	3,898,600
7.75% 6/15/15		485,000	487,425
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,635,000	1,577,775
7.25% 5/1/18		1,000,000	1,012,500
7.375% 7/15/13		2,060,000	2,090,900
7.5% 5/15/16		3,935,000	3,964,513
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		$ 1,840,000	$ 1,673,112
SandRidge Energy, Inc.:
6.3225% 4/1/14 (f)(j)		2,720,000	2,665,600
8% 6/1/18 (f)		2,305,000	2,330,931
8.625% 4/1/15 pay-in-kind (f)		6,045,000	6,211,238
Ship Finance International Ltd. 8.5% 12/15/13		330,000	338,250
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	14,234,143
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,269,491
Teekay Corp. 8.875% 7/15/11		2,115,000	2,231,325
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	4,805,108
7.55% 4/15/38		9,095,000	9,424,394
Tesoro Corp. 6.5% 6/1/17		540,000	479,250
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,228,291
TNK-BP Finance SA:
6.125% 3/20/12		1,145,000	1,103,494
6.875% 7/18/11 (f)		1,300,000	1,304,940
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,575,192
XTO Energy, Inc. 6.375% 6/15/38		17,845,000	17,099,257
YPF SA 10% 11/2/28		1,475,000	1,535,844
			242,011,030
TOTAL ENERGY			255,112,862
FINANCIALS - 4.2%
Capital Markets - 1.0%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	10,051,881
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,799,444
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,042,506
6.75% 10/1/37		28,895,000	27,111,976
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,701,238
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,635,169
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	3,994,909
6.875% 5/2/18		6,600,000	6,405,076
7% 9/27/27		5,000,000	4,600,540
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.15% 4/25/13		$ 3,165,000	$ 3,109,147
6.875% 4/25/18		2,837,000	2,781,103
Morgan Stanley 4.75% 4/1/14		1,635,000	1,507,305
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	12,078,542
5.875% 12/20/17		12,585,000	12,517,620
			109,336,456
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17		1,515,000	1,443,369
6% 10/15/36		690,000	650,602
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,019,960
Credit Suisse First Boston 6% 2/15/18		13,365,000	13,028,763
Development Bank of Philippines 8.375% (j)		1,355,000	1,392,263
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		3,190,000	3,178,835
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	451,008
HBOS PLC 6.75% 5/21/18 (f)		10,175,000	9,925,428
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,879,788
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		1,085,000	1,095,850
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,898,190
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		2,100,000	2,105,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		635,000	665,480
RSHB Capital SA 7.125% 1/14/14 (f)		600,000	604,500
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	12,712,362
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,035,000	1,066,050
Wachovia Bank NA 6.6% 1/15/38		9,000,000	8,320,311
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,405,896
			78,843,905
Consumer Finance - 0.9%
American Express Co.:
6.15% 8/28/17		10,000,000	9,919,380
8.15% 3/19/38		9,010,000	10,280,536
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
American General Finance Corp. 6.9% 12/15/17		$ 5,510,000	$ 5,226,665
Ford Motor Credit Co. LLC:
7% 10/1/13		280,000	235,200
7.25% 10/25/11		285,000	254,530
7.375% 10/28/09		1,420,000	1,383,008
7.875% 6/15/10		710,000	672,780
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,404,466
5.625% 5/1/18		25,000,000	24,695,850
5.875% 1/14/38		14,000,000	12,719,406
6.375% 11/15/67 (j)		9,000,000	8,860,734
General Motors Acceptance Corp.:
6.75% 12/1/14		282,000	215,730
6.875% 9/15/11		2,120,000	1,775,500
7% 2/1/12		1,420,000	1,159,238
8% 11/1/31		280,000	208,600
GMAC LLC:
6% 4/1/11		1,480,000	1,225,588
6% 12/15/11		1,145,000	950,350
6.625% 5/15/12		285,000	228,713
SLM Corp.:
3.06% 7/27/09 (j)		1,827,000	1,715,745
3.08% 7/26/10 (j)		6,515,000	5,847,213
4% 1/15/09		1,885,000	1,855,873
4.5% 7/26/10		4,120,000	3,794,355
			97,629,460
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,507,573
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,874,081
6.375% 5/15/38		7,549,000	7,454,185
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)		5,185,000	5,042,413
9% 6/1/16 (f)		1,000,000	1,030,000
Leucadia National Corp.:
7% 8/15/13		6,420,000	6,355,800
7.125% 3/15/17		880,000	853,600
NSG Holdings II, LLC 7.75% 12/15/25 (f)		5,470,000	5,223,850
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 4,100,000	$ 4,202,500
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		500,000	482,500
Sunwest Management, Inc. 8.385% 6/9/10 (j)		325,000	303,388
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	10,920,221
			52,250,111
Insurance - 0.3%
American International Group, Inc.:
5.85% 1/16/18		10,520,000	10,149,044
8.175% 5/15/58 (f)(j)		7,875,000	7,554,645
Pacific Life Global Funding 5.15% 4/15/13 (f)		7,895,000	7,784,091
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,958,993
6.5% 5/15/38		3,390,000	3,332,628
USI Holdings Corp.:
6.5506% 11/15/14 (f)(j)		775,000	627,750
9.75% 5/15/15 (f)		1,615,000	1,300,075
			34,707,226
Real Estate Investment Trusts - 0.3%
Duke Realty LP:
5.4% 8/15/14		4,695,000	4,295,441
5.875% 8/15/12		895,000	868,898
5.95% 2/15/17		490,000	458,268
6.25% 5/15/13		7,030,000	6,949,647
6.5% 1/15/18		3,795,000	3,637,451
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	68,000
HMB Capital Trust V 6.4% 12/15/36 (b)(f)(j)		270,000	2,700
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	4,567,875
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	448,500
iStar Financial, Inc. 5.95% 10/15/13		300,000	267,375
Liberty Property LP 6.625% 10/1/17		2,875,000	2,687,858
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,880,000	4,733,600
7% 1/15/16		400,000	384,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,383,117
Rouse Co. 5.375% 11/26/13		100,000	83,244
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		100,000	90,500
Senior Housing Properties Trust 8.625% 1/15/12		250,000	257,500
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14		$ 2,755,000	$ 2,539,788
Ventas Realty LP:
6.5% 6/1/16		105,000	102,244
6.625% 10/15/14		1,350,000	1,333,125
6.75% 4/1/17		1,285,000	1,268,938
			38,428,069
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		7,880,000	7,210,200
8.125% 6/1/12		2,465,000	2,391,050
ERP Operating LP:
5.375% 8/1/16		2,170,000	2,001,758
5.5% 10/1/12		3,140,000	3,091,820
5.75% 6/15/17		6,260,000	5,911,055
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	93,500
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		710,000	546,700
			21,246,083
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		13,200,000	13,024,651
5.65% 5/1/18		13,300,000	12,889,070
Credit Suisse First Boston (New York Branch) 5% 5/15/13		6,309,000	6,194,410
Residential Capital Corp.:
5.8159% 4/17/09 (j)		545,000	446,900
8.125% 11/21/08 (d)		620,000	570,400
8.375% 6/30/10		3,015,000	1,613,025
8.875% 6/30/15		1,900,000	950,000
Residential Capital LLC:
3.49% 6/9/08 (j)		990,000	970,200
5.7575% 5/22/09 (j)		2,150,000	1,752,250
Wrightwood Capital LLC 10.5% 6/1/14 (f)		100,000	94,000
			38,504,906
TOTAL FINANCIALS			470,946,216
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)		$ 3,055,000	$ 3,184,838
FMC Finance III SA 6.875% 7/15/17		1,030,000	1,027,425
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		4,825,000	5,174,813
10.375% 10/15/17 pay-in-kind (f)		3,155,000	3,360,075
11.625% 10/15/17 (f)		2,045,000	2,162,588
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		5,245,000	5,245,000
			20,154,739
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	5,010,950
DASA Finance Corp. 8.75% 5/29/18 (f)		270,000	275,400
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,228,300
9.125% 11/15/14		1,390,000	1,449,075
9.25% 11/15/16		2,370,000	2,494,425
9.625% 11/15/16 pay-in-kind		9,515,000	10,014,538
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,383,750
Rural/Metro Corp. 0% 3/15/16 (c)		40,000	28,100
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	68,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,050
United Surgical Partners International, Inc.:
8.875% 5/1/17		265,000	258,375
9.25% 5/1/17 pay-in-kind		205,000	196,288
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	59,995
			22,477,246
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,601,154
6.45% 9/15/37		2,600,000	2,652,569
			6,253,723
TOTAL HEALTH CARE			48,885,708
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		2,045,000	2,004,100
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (f)		$ 2,175,000	$ 2,131,500
7.45% 5/1/34 (f)		560,000	543,200
8% 11/15/14 (f)		1,915,000	2,001,175
			6,679,975
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,051,000
6.977% 11/23/22		1,296,053	1,036,842
8.608% 10/1/12		960,000	895,200
AMR Corp. 9% 8/1/12		485,000	286,150
Continental Airlines, Inc.:
7.875% 7/2/18		1,655,725	1,266,629
9.558% 9/1/19		255,181	207,972
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		396,970	361,243
7.73% 9/15/12		19,588	17,335
9.798% 4/1/21		806,673	717,939
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	7,410,800
8.021% 8/10/22		1,013,058	896,556
8.954% 8/10/14 (f)		1,600,309	1,416,273
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	966,950
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		921,762	723,583
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		750,105	742,604
7.186% 10/1/12		1,862,895	1,834,951
			21,832,027
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13 (f)		3,025,000	2,994,750
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		385,000	361,900
Allied Waste North America, Inc.:
6.875% 6/1/17		1,215,000	1,192,219
7.125% 5/15/16		555,000	549,450
7.25% 3/15/15		800,000	794,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13		$ 120,000	$ 123,300
ARAMARK Corp.:
6.3728% 2/1/15 (j)		3,270,000	3,139,200
8.5% 2/1/15		2,850,000	2,914,125
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,168,150
7.75% 10/1/16		915,000	949,313
IKON Office Solutions, Inc. 7.6975% 1/1/12 (f)(j)		1,410,000	1,410,000
JohnsonDiversey, Inc. 9.625% 5/15/12		140,000	142,800
			13,744,457
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,726,238
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,621,032
General Electric Co. 5.25% 12/6/17		15,620,000	15,276,516
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	355,000
			19,252,548
Machinery - 0.1%
SPX Corp. 7.625% 12/15/14 (f)		2,575,000	2,684,438
Terex Corp. 8% 11/15/17		5,965,000	6,069,388
			8,753,826
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		3,280,000	3,575,200
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	502,250
			4,077,450
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	1,692,633
7.75% 5/15/16		2,145,000	1,850,063
CSX Corp. 6.25% 4/1/15		2,470,000	2,456,768
Hertz Corp.:
8.875% 1/1/14		3,020,000	3,004,900
10.5% 1/1/16		1,920,000	1,915,200
Kansas City Southern Railway Co. 8% 6/1/15		995,000	1,002,463
			11,922,027
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		$ 300,000	$ 261,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	237,875
Penhall International Corp. 12% 8/1/14 (f)		60,000	45,000
VWR Funding, Inc. 10.25% 7/15/15		1,395,000	1,325,250
			1,869,125
TOTAL INDUSTRIALS			95,852,423
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,133,338
6.5% 1/15/28		1,940,000	1,459,850
Nortel Networks Corp.:
6.9631% 7/15/11 (j)		200,000	188,000
10.125% 7/15/13		1,465,000	1,432,038
10.75% 7/15/16 (f)		1,410,000	1,392,375
			6,605,601
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,195,000	3,035,250
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		910,000	912,275
Flextronics International Ltd.:
6.25% 11/15/14		795,000	759,225
6.5% 5/15/13		2,510,000	2,466,075
Jabil Circuit, Inc. 8.25% 3/15/18 (f)		6,285,000	6,190,725
NXP BV 5.4631% 10/15/13 (j)		720,000	658,800
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)		3,825,000	3,911,063
Series B, 10.25% 11/1/15 (f)		3,900,000	3,978,000
10.5% 11/1/16 pay-in-kind (f)		3,685,000	3,731,063
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,908,257
			24,515,483
IT Services - 0.1%
First Data Corp. 9.875% 9/24/15 (f)		2,050,000	1,850,125
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,576,550
7.75% 1/15/15		2,545,000	2,595,900
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13		$ 210,000	$ 213,150
Unisys Corp.:
6.875% 3/15/10		2,095,000	2,021,675
8% 10/15/12		1,905,000	1,714,500
			10,971,900
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		4,835,000	4,738,300
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		425,000	405,875
9.25% 6/1/16		710,000	706,450
Avago Technologies Finance Ltd. 10.125% 12/1/13		2,130,000	2,289,750
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (j)		1,325,000	1,119,625
8.875% 12/15/14		1,860,000	1,641,450
9.125% 12/15/14 pay-in-kind		1,540,000	1,320,550
10.125% 12/15/16		2,480,000	2,083,200
			9,566,900
TOTAL INFORMATION TECHNOLOGY			59,433,434
MATERIALS - 0.7%
Chemicals - 0.2%
Equistar Chemicals LP 7.55% 2/15/26		350,000	234,500
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	4,151,250
Nalco Co.:
7.75% 11/15/11		1,400,000	1,421,000
8.875% 11/15/13		2,270,000	2,377,825
NOVA Chemicals Corp.:
5.9525% 11/15/13 (j)		1,560,000	1,345,500
6.5% 1/15/12		5,000,000	4,700,000
Pliant Corp. 11.35% 6/15/09 (d)		60,186	51,158
			14,281,233
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	947,050
Greif, Inc. 6.75% 2/1/17		3,445,000	3,419,163
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	149,600
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		$ 2,625,000	$ 2,270,625
Vitro SAB de CV 8.625% 2/1/12		2,415,000	2,239,913
			9,026,351
Metals & Mining - 0.3%
CAP SA 7.375% 9/15/36 (f)		400,000	378,440
Evraz Group SA:
8.25% 11/10/15 (Reg. S)		575,000	569,250
8.875% 4/24/13 (f)		3,435,000	3,499,578
9.5% 4/24/18 (f)		715,000	730,230
FMG Finance Property Ltd.:
7.0756% 9/1/11 (f)(j)		1,490,000	1,486,275
10% 9/1/13 (f)		6,275,000	6,949,563
10.625% 9/1/16 (f)		884,000	1,034,280
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (j)		1,100,000	1,100,000
8.25% 4/1/15		4,030,000	4,261,725
8.375% 4/1/17		1,480,000	1,594,700
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (f)(j)		500,000	442,500
PNA Group, Inc. 10.75% 9/1/16		55,000	53,075
RathGibson, Inc. 11.25% 2/15/14		350,000	344,750
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,782,800
7.375% 11/1/12 (f)		1,235,000	1,247,350
7.75% 4/15/16 (f)		1,285,000	1,297,850
United States Steel Corp. 6.65% 6/1/37		3,395,000	3,001,516
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,704,853
Vedanta Resources PLC 6.625% 2/22/10 (f)		2,000,000	2,000,000
			36,478,735
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		5,690,000	5,618,875
8.125% 5/15/11		3,130,000	3,184,775
8.875% 5/15/31		2,000,000	1,960,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 2,545,000	$ 2,366,850
Stone Container Finance Co. 7.375% 7/15/14		1,140,000	969,000
			14,099,500
TOTAL MATERIALS			73,885,819
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	38,573,078
6.8% 5/15/36		11,484,000	11,661,198
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,169,250
Cincinnati Bell, Inc. 8.375% 1/15/14		3,465,000	3,439,013
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,112,125
Intelsat Ltd.:
6.5% 11/1/13		3,400,000	2,609,500
7.625% 4/15/12		5,385,000	4,604,175
9.25% 6/15/16		3,585,000	3,638,775
11.25% 6/15/16		2,525,000	2,581,813
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)		410,000	339,275
8.75% 2/15/17		2,160,000	1,911,600
9.25% 11/1/14		310,000	286,750
Qwest Corp.:
6.05% 6/15/13 (j)		90,000	86,850
6.5% 6/1/17		230,000	213,475
7.5% 10/1/14		1,500,000	1,492,500
7.625% 6/15/15		3,065,000	3,049,675
SBC Communications, Inc.:
6.15% 9/15/34		500,000	472,213
6.45% 6/15/34		220,000	212,553
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,228,000
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	9,514,662
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,250,255
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,927,825
U.S. West Communications:
6.875% 9/15/33		680,000	581,400
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.5% 6/15/23		$ 2,065,000	$ 1,879,150
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,116,556
6.25% 4/1/37		2,348,000	2,257,849
6.4% 2/15/38		7,621,000	7,444,978
6.9% 4/15/38		6,295,000	6,541,814
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	5,873,359
			139,585,316
Wireless Telecommunication Services - 0.4%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		7,220,000	6,750,700
9.125% 1/15/15 pay-in-kind (f)		2,575,000	2,401,188
9.25% 9/1/12 (f)		820,000	844,600
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,745,000	1,653,388
7.625% 5/15/16 (f)		3,605,000	3,595,988
8.375% 3/15/13		3,395,000	3,496,850
Millicom International Cellular SA 10% 12/1/13		2,910,000	3,099,150
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,695,000	2,779,354
Nextel Communications, Inc.:
6.875% 10/31/13		5,990,000	4,851,900
7.375% 8/1/15		970,000	780,850
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		3,800,000	3,638,500
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,600,000	1,360,000
Rural Cellular Corp. 8.25% 3/15/12		360,000	372,600
Sprint Nextel Corp. 6% 12/1/16		2,740,000	2,260,500
Telecom Personal SA 9.25% 12/22/10 (f)		3,395,000	3,437,438
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		2,680,000	2,730,384
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,150,000	1,184,500
			45,237,890
TOTAL TELECOMMUNICATION SERVICES			184,823,206
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.0%
Electric Utilities - 1.0%
Commonwealth Edison Co.:
5.4% 12/15/11		$ 1,923,000	$ 1,929,509
5.8% 3/15/18		10,485,000	10,256,983
6.15% 9/15/17		5,140,000	5,122,550
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,640,975
6.05% 4/15/38		7,824,000	7,667,684
Edison Mission Energy:
7.2% 5/15/19		3,810,000	3,733,800
7.625% 5/15/27		1,380,000	1,297,200
EDP Finance BV 6% 2/2/18 (f)		5,953,000	5,958,036
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,723,703
6.8% 9/15/37 (f)		19,341,000	19,592,568
Energy Future Holdings:
10.875% 11/1/17 (f)		4,120,000	4,295,100
11.25% 11/1/17 pay-in-kind (f)		4,380,000	4,489,500
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,602,157
Intergen NV 9% 6/30/17 (f)		4,595,000	4,824,750
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,506,600
Majapahit Holding BV 7.75% 10/17/16		510,000	492,150
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,094,450
8.5% 10/1/21		2,575,000	2,523,500
9.125% 5/1/31		340,000	328,100
National Power Corp. 6.875% 11/2/16 (f)		2,005,000	2,015,025
Nevada Power Co. 6.5% 5/15/18		790,000	797,900
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	1,967,694
Southern California Edison Co. 5.95% 2/1/38		5,000,000	4,879,190
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,399,872
			110,138,996
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		2,360,000	2,371,800
8.75% 2/15/12		1,325,000	1,366,406
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,775,000	1,610,813
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S)		$ 2,020,000	$ 2,009,900
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		2,680,000	2,103,800
			9,462,719
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,373,000
7.75% 10/15/15		3,805,000	3,785,975
8% 10/15/17		1,770,000	1,774,425
8.875% 2/15/11		1,407,000	1,477,350
9.375% 9/15/10		7,000	7,350
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,467,700
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,010,000
NRG Energy, Inc.:
7.25% 2/1/14		3,010,000	2,934,750
7.375% 2/1/16		3,750,000	3,656,250
7.375% 1/15/17		4,070,000	3,988,600
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,748,523
Reliant Energy, Inc.:
7.625% 6/15/14		5,230,000	5,256,150
7.875% 6/15/17		2,895,000	2,916,713
Tenaska Alabama Partners LP 7% 6/30/21 (f)		457,634	432,464
TXU Corp. 5.55% 11/15/14		3,140,000	2,543,400
			52,372,650
Multi-Utilities - 0.4%
Aquila, Inc. 14.875% 7/1/12		155,000	184,450
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,415,573
Dominion Resources, Inc. 7.5% 6/30/66 (j)		9,800,000	9,128,641
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (f)		5,000,000	4,982,115
6.5% 9/15/37		17,430,000	17,548,733
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	1,434,081
6.8% 1/15/19		10,000,000	9,815,190
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp Canada Finance Corp. 7.75% 6/15/11		$ 105,000	$ 112,350
Utilicorp United, Inc. 9.95% 2/1/11 (j)		45,000	47,475
			48,668,608
TOTAL UTILITIES			220,642,973
TOTAL NONCONVERTIBLE BONDS			1,785,494,378
TOTAL CORPORATE BONDS (Cost $1,828,396,616)			1,798,142,326
U.S. Government and Government Agency Obligations - 12.3%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
3.625% 2/12/13 (e)		43,445,000	42,678,978
4.375% 7/17/13 (h)		8,745,000	8,856,866
4.75% 11/19/12		24,650,000	25,418,390
5% 2/16/12		8,000,000	8,317,200
Freddie Mac:
3.5% 5/29/13 (e)		73,300,000	71,356,597
4.125% 12/21/12		55,225,000	55,503,500
5.25% 7/18/11 (e)		100,000,000	104,269,800
Tennessee Valley Authority 5.375% 4/1/56		385,000	384,179
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			316,785,510
U.S. Treasury Inflation Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (h)		326,014,107	341,276,438
2% 7/15/14		73,611,200	77,097,839
2.375% 4/15/11		55,666,845	58,507,987
2.625% 7/15/17		121,536,460	133,076,907
3.5% 1/15/11 (h)		24,530,200	26,550,494
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			636,509,665
U.S. Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds:
6.25% 5/15/30 (e)		$ 56,776,000	$ 68,650,189
stripped principal 5/15/30		35,870,000	12,420,203
U.S. Treasury Notes:
2.5% 3/31/13		962,000	923,670
2.75% 2/28/13		10,910,000	10,598,890
3.375% 11/30/12 (e)		24,359,000	24,389,449
3.5% 5/31/13 (g)		58,025,000	58,260,698
4.25% 9/30/12 (e)		75,370,000	78,278,830
4.5% 9/30/11 (h)		91,855,000	95,880,821
4.875% 6/30/12 (e)		68,427,000	72,612,816
TOTAL U.S. TREASURY OBLIGATIONS			422,015,566
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,329,928,014)			1,375,310,741
U.S. Government Agency - Mortgage Securities - 13.3%

Fannie Mae - 11.7%
3.802% 10/1/33 (j)		2,050,838	2,038,308
4.5% 4/1/20		2,395,079	2,354,183
4.702% 5/1/35 (j)		2,596,007	2,618,595
4.75% 5/1/35 (j)		2,794,892	2,812,299
5% 8/1/18 to 3/1/23		23,231,721	23,186,957
5% 6/1/38 (g)		113,000,000	109,114,653
5% 6/1/38 (g)		100,000,000	96,561,640
5% 6/1/38 (g)		25,000,000	24,140,410
5.297% 2/1/36 (j)		2,217,042	2,253,636
5.304% 12/1/35 (j)		1,273,979	1,294,666
5.5% 2/1/18 to 11/1/37		467,521,688	468,113,497
5.5% 6/1/38 (g)		150,000,000	148,882,470
5.5% 6/1/38 (g)		50,000,000	49,627,490
5.611% 7/1/37 (j)		1,410,919	1,438,522
6% 6/1/22 to 3/1/38		265,244,877	270,346,038
6% 6/1/38 (g)		50,000,000	50,711,800
6.027% 4/1/36 (j)		1,084,406	1,109,047
6.239% 6/1/36 (j)		439,843	449,060
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (o)	Value
Fannie Mae - continued
6.309% 4/1/36 (j)		$ 1,050,280	$ 1,077,894
6.5% 12/1/34 to 3/1/38		51,111,211	52,898,602
TOTAL FANNIE MAE			1,311,029,767
Freddie Mac - 1.6%
4.394% 1/1/35 (j)		5,064,521	5,081,837
4.618% 2/1/35 (j)		5,391,229	5,424,208
4.737% 10/1/35 (j)		11,699,003	11,782,874
5.5% 11/1/17		4,095,204	4,163,037
5.756% 10/1/35 (j)		783,477	796,829
5.846% 6/1/36 (j)		1,281,586	1,305,922
6% 10/1/35 to 3/1/38		89,406,434	90,869,168
6% 6/1/38 (g)		47,000,000	47,716,825
6.02% 7/1/37 (j)		6,462,714	6,586,876
6.033% 6/1/36 (j)		1,199,504	1,223,845
6.091% 4/1/36 (j)		1,972,548	2,013,930
6.105% 6/1/36 (j)		1,174,691	1,199,792
TOTAL FREDDIE MAC			178,165,143
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,500,775,744)			1,489,194,910
Asset-Backed Securities - 0.6%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.7925% 11/25/50 (j)		18,603	14,629
Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8788% 1/22/13 (f)(j)		2,590,000	1,329,188
Airspeed Ltd. Series 2007-1A Class C1, 5.0144% 6/15/32 (f)(j)		4,792,744	3,786,268
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	1,617,836
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.1425% 9/25/34 (j)		246,014	34,519
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	137,600
Class G, 9.75% 12/24/37 (f)		210,000	178,500
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		$ 1,500,000	$ 1,508,353
Class D, 7.16% 1/15/13 (f)		160,000	161,248
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	339,841
Class C, 5.77% 5/20/10 (f)		325,000	322,139
Class D, 6.15% 4/20/11 (f)		550,000	538,049
Capmark VII Ltd. Series 2006-7A Class H, 4.0644% 8/20/36 (f)(j)		500,000	150,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.3925% 8/25/36 (f)(j)		290,000	17,513
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.1425% 12/25/46 (f)(j)		250,000	70,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		481,600	24,080
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	425,000
Class B2, 4.0213% 12/28/35 (f)(j)		500,000	420,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		100,000	85,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	204,257
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	992,053
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	746,640
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	783,178
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,075,571	1,040,177
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		421,734	126,520
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.0425% 9/25/46 (f)(j)		250,000	100,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	25
Kent Funding III Ltd. Series 2006-3A Class D, 5.9728% 10/29/47 (j)		263,512	2,635
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	113,150
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 4.2925% 7/25/36 (j)		150,000	6,885
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 2.8225% 5/25/46 (f)(j)		250,000	143,555
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (f)(j)		$ 5,400,000	$ 5,125,140
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.3206% 8/28/38 (f)(j)		195,000	163,800
Class C1B, 7.696% 8/28/38 (f)		63,000	52,663
Newcastle CDO VIII Series 2006-8A Class 10, 4.6425% 11/1/52 (f)(j)		250,000	25,000
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.4625% 2/25/37 (j)		2,816,066	2,734,665
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.3425% 9/1/46 (f)(j)		250,000	111,250
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1% 12/15/26 (f)(j)		185,000	84,013
SIRENS B.V. Series 2007-2 Class A1, 4.51% 4/13/10 (f)(j)		10,000,000	9,273,000
Structured Asset Securities Corp.:
Series 2006-BC1 Class B1, 4.8925% 3/25/36 (f)(j)		100,000	3,443
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (j)		16,565,093	15,737,671
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (f)(j)		14,070,000	13,965,746
Swift Master Auto Receivables Trust Series 2007-1 Class B, 2.7344% 6/15/12 (j)		3,285,000	2,745,932
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		235,000	188,464
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	938,115
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.7488% 9/25/26 (f)(j)		250,000	146,562
Class G, 3.9488% 9/25/26 (f)(j)		250,000	139,549
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.8925% 10/25/36 (f)(j)		1,330,000	83,697
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.5275% 11/21/40 (f)(j)		305,000	189,100
TOTAL ASSET-BACKED SECURITIES (Cost $75,965,482)			67,126,648
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		183,832	126,537
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		310,578	93,173
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3052% 8/25/19 (f)(j)		$ 77,251	$ 23,175
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,043,560	1,323,833
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3547% 2/25/37 (j)		2,084,851	2,050,810
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	2,121
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		92,807	51,068
Series 2003-35 Class B, 4.639% 9/25/18 (j)		167,592	108,531
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (j)		2,026,320	1,969,188
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		385,486	197,893
Series 2004-3 Class DB4, 5.841% 4/25/34 (j)		117,248	5,862
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	249,441
Class G, 6.78% 3/18/11 (f)(j)		250,000	248,500
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		282,735	89,049
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		158,095	58,333
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (j)		2,153,992	2,111,644
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		125,000	124,564
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (f)(j)		8,861,703	7,532,447
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		90,000	88,135
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.6925% 7/25/36 (f)(j)		4,165,000	116,953
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (j)		3,753,106	3,697,865
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.24% 6/10/35 (f)(j)		36,182	29,516
Class B5, 4.84% 6/10/35 (f)(j)		27,136	21,808
Class B6, 5.34% 6/10/35 (f)(j)		13,568	10,685
RESIX Finance Ltd. floater Series 2007-A Class BB, 5.8644% 2/15/39 (f)(j)		495,908	103,075
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 4.3925% 9/25/35 (f)(j)		$ 530,000	$ 11,713
Series 2006-BC5 Class B, 4.8925% 12/25/36 (f)(j)		1,050,000	62,822
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		301,594	75,399
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (j)		586,000	555,931
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (j)		1,105,039	1,069,161
TOTAL PRIVATE SPONSOR			22,209,232
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,400,036	4,446,211
Series 2002-9 Class PC, 6% 3/25/17		714,192	729,051
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	47,742,584
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,462,229
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,473,908
TOTAL U.S. GOVERNMENT AGENCY			63,853,983
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,747,883)			86,063,215
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.779% 2/14/29 (f)(j)		750,000	699,586
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,474,245
Class B5, 7.525% 4/14/29		129,000	101,467
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,000,579
Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		95,730	106,643
Class HSD, 4.954% 3/11/41 (f)		100,000	90,058
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	140,343
Series 2004-5 Class G, 5.2138% 11/10/41 (f)(j)		135,000	99,791
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 60,000	$ 51,036
Class I, 5.64% 2/14/31 (f)		170,000	42,500
Series 2007-BBA8:
Class K, 3.7144% 3/15/22 (f)(j)		105,000	73,500
Class L, 4.4144% 3/15/22 (f)(j)		214,000	132,680
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	98,157
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,726,112
Series 2006-FL2 Class CNP3, 3.7144% 8/16/21 (f)(j)		5,182,308	4,640,595
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,659,716	9,709,725
Series 2007-FL3A Class A2, 2.6544% 4/15/22 (f)(j)		6,878,000	6,190,200
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,907,843
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	138,000	78,036
Class G, 5.01% 5/15/44 (j)	CAD	30,000	14,930
Class H, 5.01% 5/15/44 (j)	CAD	20,000	9,232
Class J, 5.01% 5/15/44 (j)	CAD	20,000	8,222
Class K, 5.01% 5/15/44 (j)	CAD	10,000	3,680
Class L, 5.01% 5/15/44 (j)	CAD	36,000	12,558
Class M, 5.01% 5/15/44 (j)	CAD	165,000	40,530
COMM pass-thru certificates Series 2001-J2A Class F, 7.1576% 7/16/34 (f)(j)		190,000	172,428
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	448,688
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	509,062
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)		10,150,000	10,082,668
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	522,755
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	39,000
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		190,000	189,762
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	102,061
Class J, 4.231% 5/15/38 (f)		300,000	213,924
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.4144% 2/15/22 (f)(j)		100,000	70,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	466,628
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 330,000	$ 207,424
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4101% 6/10/31 (f)(j)		365,000	387,374
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0534% 4/29/39 (f)(j)		121,987	121,987
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (f)		50,000	46,020
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.135% 12/10/35 (f)(j)		55,000	52,033
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		4,184,842	4,164,833
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (f)		85,000	81,184
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (f)		55,000	51,206
Class F, 7.036% 2/15/36		200,000	185,310
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		126,149	71,905
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		500,000	355,703
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	478,845
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	99,750
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		226,000	216,430
Class K, 6.974% 8/15/36 (f)		427,000	308,774
Series 2000-C1:
Class G, 7% 3/15/33 (f)		120,000	114,938
Class H, 7% 3/15/33 (f)		100,000	91,797
Class K, 7% 3/15/33 (f)		90,000	79,917
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		86,000	84,403
Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	204,998
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.4738% 6/6/20 (f)(j)		250,000	175,000
Series 2007-EOP Class L, 4.0238% 3/1/20 (f)(j)		400,000	381,036
Series 1998-GLII Class G, 7.2801% 4/13/31 (f)(j)		600,000	509,730
Series 2006-RR2:
Class M, 5.8111% 6/1/46 (f)(j)		100,000	28,605
Class N, 5.8111% 6/1/46 (f)(j)		100,000	26,498
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		$ 12,655,000	$ 12,645,219
Class A4, 5.9933% 8/10/45 (j)		10,000,000	9,870,833
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4:
Class E, 6.9546% 5/12/34 (f)(j)		190,000	184,451
Class F, 7.3466% 5/12/34 (f)(j)		78,000	73,680
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (f)(j)		214,730	185,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 2.6444% 11/15/18 (f)(j)		10,000,000	9,000,000
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	52,564
Series 2004-LN2 Class D, 5.2061% 7/15/41 (j)		420,000	325,500
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,512,509
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (f)		95,000	95,781
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	229,894
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)		8,375,000	8,387,060
Series 2006-C7 Class A1, 5.279% 11/15/38		925,744	931,125
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,699,227
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	10,017,083
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(j)		86,000	84,442
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(j)		165,000	124,585
Class K, 5.2697% 3/15/36 (f)(j)		500,000	339,141
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		180,000	171,000
Class I11, 7.72% 7/26/08 (f)		100,000	93,000
Class I12, 7.72% 7/26/08 (f)		100,000	91,250
Class I9, 7.72% 7/26/08 (f)		153,200	145,540
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	50,104
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	143,693
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (j)		1,075,000	1,066,800
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	10,178,826
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		$ 10,000,000	$ 9,543,299
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,527,036
Series 2004-IQ7 Class E, 5.5386% 6/15/38 (f)(j)		120,000	90,299
Series 2007-HQ12 Class A2, 5.8113% 4/12/49 (j)		12,880,000	12,833,274
Mortgage Capital Funding, Inc. Series 1998-MC3:
Class F, 7.346% 11/18/31 (f)(j)		130,000	128,313
Class G, 5.5% 11/18/31		344,000	335,156
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	86,989
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		395,843	425,635
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	86,357
Class G, 4.456% 9/12/38 (f)	CAD	54,000	42,843
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,606
Class J, 4.456% 9/12/38 (f)	CAD	36,000	23,344
Class K, 4.456% 9/12/38 (f)	CAD	18,000	10,535
Class L, 4.456% 9/12/38 (f)	CAD	26,000	14,196
Class M, 4.456% 9/12/38 (f)	CAD	130,000	38,110
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	101,229
Class G, 4.57% 4/12/23	CAD	42,000	32,508
Class H, 4.57% 4/12/23	CAD	42,000	29,901
Class J, 4.57% 4/12/23	CAD	42,000	26,672
Class K, 4.57% 4/12/23	CAD	21,000	12,512
Class L, 4.57% 4/12/23	CAD	63,000	35,253
Class M, 4.57% 4/12/23	CAD	185,000	56,763
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	137,659
Class F6, 6.5% 2/18/34 (f)(j)		37,000	25,158
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	79,194
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.0894% 9/15/09 (f)(j)		110,000	98,691
Class G, 3.0894% 9/15/09 (f)(j)		200,000	176,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,752,502
Series 2007-C32 Class A2, 5.9235% 6/15/49 (j)		13,285,000	13,260,889
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)		$ 7,870,000	$ 7,720,668
Series 2007-C30 Class B, 5.463% 12/15/43 (j)		10,505,000	7,964,416
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	173,472
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $217,163,720)			216,389,978
Municipal Securities - 0.3%

Connecticut Gen. Oblig. Series B, 5% 5/1/15		10,000,000	10,971,000
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,583,371
Series A, 5% 1/1/12		11,025,000	11,817,257
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,003,667
TOTAL MUNICIPAL SECURITIES (Cost $37,587,733)			37,375,295
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,380,258	1,939,911
par 1.33% 12/31/38 (j)		3,405,000	1,251,338
7% 3/28/11		21,840,000	19,266,520
7% 9/12/13		12,410,000	9,787,353
Brazilian Federative Republic:
6% 1/17/17		505,000	532,775
8.25% 1/20/34		410,000	528,285
8.75% 2/4/25		280,000	363,300
12.25% 3/6/30		895,000	1,543,875
12.75% 1/15/20		490,000	795,025
Central Bank of Nigeria promissory note 5.092% 1/5/10		478,044	462,499
Colombian Republic 7.375% 9/18/37		1,830,000	2,075,220
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		1,185,000	1,072,425
Dominican Republic:
3.6713% 8/30/24 (j)		1,100,000	1,069,750
9.04% 1/23/18 (f)		3,120,449	3,307,676
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Dominican Republic: - continued
9.5% 9/27/11 (Reg. S)		$ 1,260,328	$ 1,323,345
Ecuador Republic:
10% 8/15/30 (Reg. S)		4,550,000	4,618,250
12% 11/15/12 (Reg. S)		518,160	537,591
euro 5% 2/28/25		218,000	159,685
Gabonese Republic 8.2% 12/12/17 (f)		2,755,000	2,934,075
Georgia Republic 7.5% 4/15/13		185,000	185,000
Ghana Republic 8.5% 10/4/17 (f)		2,005,000	2,095,225
Indonesian Republic:
6.625% 2/17/37 (f)		1,475,000	1,275,875
6.75% 3/10/14 (Reg. S)		315,000	323,285
7.5% 1/15/16 (f)		485,000	507,456
7.75% 1/17/38 (f)		1,245,000	1,215,494
8.5% 10/12/35 (f)		650,000	698,750
8.5% 10/12/35 (Reg. S)		735,000	790,125
Islamic Republic of Pakistan:
6.75% 2/19/09		2,710,000	2,682,900
7.125% 3/31/16 (f)		1,450,000	1,145,500
Lebanese Republic:
6.1088% 11/30/09 (f)(j)		105,000	102,375
6.1088% 11/30/09 (Reg. S) (j)		1,900,000	1,852,500
7.125% 3/5/10		250,000	246,875
7.5% 8/2/11		1,325,000	1,298,500
7.75% 9/7/12		400,000	382,500
7.875% 5/20/11 (Reg. S)		1,080,000	1,069,200
8.625% 6/20/13 (Reg. S)		3,095,000	3,087,263
10.125% 8/6/08		2,180,000	2,185,450
10.25% 10/6/09 (Reg. S)		400,000	411,000
Philippine Republic:
9.5% 2/2/30		1,375,000	1,782,413
10.625% 3/16/25		1,365,000	1,888,887
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (d)(f)		2,770,000	2,603,800
Russian Federation:
7.5% 3/31/30 (Reg. S)		9,265,895	10,522,582
12.75% 6/24/28 (Reg. S)		1,490,000	2,670,825
Turkish Republic:
6.75% 4/3/18		1,965,000	1,945,350
6.875% 3/17/36		3,285,000	2,981,138
7% 9/26/16		1,390,000	1,417,800
7.25% 3/5/38		1,350,000	1,272,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Turkish Republic: - continued
7.375% 2/5/25		$ 2,200,000	$ 2,205,500
11.875% 1/15/30		1,085,000	1,644,448
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		535,000	513,600
Ukraine Government 6.75% 11/14/17 (f)		3,755,000	3,614,188
United Mexican States:
7.5% 4/8/33		700,000	827,750
8.3% 8/15/31		420,000	537,600
Uruguay Republic 8% 11/18/22		2,431,902	2,675,092
Venezuelan Republic:
3.9075% 4/20/11 (Reg. S) (j)		3,130,000	2,801,350
5.375% 8/7/10 (Reg. S)		1,160,000	1,096,200
7% 3/31/38		720,000	504,000
8.5% 10/8/14		1,690,000	1,588,600
9.25% 9/15/27		4,050,000	3,807,000
9.375% 1/13/34		1,160,000	1,020,800
10.75% 9/19/13		4,735,000	4,924,400
13.625% 8/15/18		2,343,000	2,858,460
Vietnamese Socialist Republic:
4% 3/12/28 (d)		90,000	75,150
6.875% 1/15/16 (f)		1,285,000	1,240,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $138,052,530)			134,944,504
Preferred Stocks - 0.1%
		Shares
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		1,927	3,054,221
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		28,100	1,373,247
TOTAL CONVERTIBLE PREFERRED STOCKS			4,427,468
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Bank of America Corp. Series H, 8.20%		117,800	$ 2,934,398
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series T, 8.25%		147,200	3,680,000
TOTAL FINANCIALS			6,614,398
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	660,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,274,798
TOTAL PREFERRED STOCKS (Cost $11,152,961)			11,702,266
Floating Rate Loans - 0.3%
		Principal Amount (o)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 4.492% 12/27/14 (j)		$ 1,555,634	1,330,067
Tranche C, term loan 4.4811% 12/27/15 (j)		1,204,366	1,026,722
			2,356,789
Automobiles - 0.0%
General Motors Corp. term loan 5.0588% 11/29/13 (j)		200,000	178,000
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.0499% 10/23/08 (j)		121,533	115,456
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (j)		80,120	69,604
term loan 5% 6/14/14 (j)		1,006,890	874,736
			1,059,796
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 4.34% 3/31/13 (j)		1,520,588	1,444,559
Floating Rate Loans - continued
		Principal Amount (o)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. Tranche 1LN, term loan 5.1181% 9/29/14 (j)		$ 1,795,000	$ 1,519,019
Zuffa LLC term loan 4.5% 6/19/15 (j)		3,630,146	2,813,363
			5,776,941
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 4.65% 10/27/13 (j)		97,866	92,973
Toys 'R' US, Inc. term loan 5.8275% 12/9/08 (j)		500,000	481,250
			574,223
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (j)		165,000	163,350
Tranche B 1LN, term loan 4.5622% 9/5/13 (j)		610,000	591,700
Levi Strauss & Co. term loan 4.9475% 4/4/14 (j)		790,000	693,225
			1,448,275
TOTAL CONSUMER DISCRETIONARY			11,394,024
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (b)(j)		95,564	68,806
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 4.58% 12/16/10 (j)		250,000	241,875
General Growth Properties, Inc. Tranche A1, term loan 3.95% 2/24/10 (j)		209,211	189,336
Spirit Finance Corp. term loan 5.8728% 8/1/13 (j)		74,000	55,870
			487,081
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.34% 12/27/12 (j)		143,000	121,550
TOTAL FINANCIALS			677,437
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 4.8347% 7/25/14 (j)		2,065,032	1,941,130
Floating Rate Loans - continued
		Principal Amount (o)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 7/25/14 (n)		$ 105,648	$ 99,309
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (j)		2,204,419	2,074,910
			4,115,349
Pharmaceuticals - 0.1%
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (j)		4,729,108	4,197,083
TOTAL HEALTH CARE			8,312,432
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Air Lines, Inc. Tranche B, term loan 4.8085% 2/1/14 (j)		2,795,000	2,145,163
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (j)		120,664	113,424
term loan 4.5713% 1/26/14 (j)		1,899,336	1,785,376
			1,898,800
TOTAL INDUSTRIALS			4,043,963
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (j)		1,536,140	1,442,052
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 4.9463% 6/11/14 (j)		1,805,020	1,665,131
TOTAL INFORMATION TECHNOLOGY			3,107,183
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.685% 12/23/12 (j)		1,221,875	1,153,145
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (j)		465,000	444,075
Floating Rate Loans - continued
		Principal Amount (o)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Bermuda Ltd. term loan:
9.5% 6/15/16		$ 2,645,000	$ 2,405,628
11.5% 6/15/16		1,140,000	1,048,800
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (j)		982,519	948,131
			4,846,634
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 4.1963% 3/6/14 (j)		9,900	9,368
Intelsat Subsidiary Holding Co. Ltd. term loan:
8.875% 1/15/15		2,490,000	2,440,200
8.875% 1/15/15		1,510,000	1,479,800
			3,929,368
TOTAL TELECOMMUNICATION SERVICES			8,776,002
TOTAL FLOATING RATE LOANS (Cost $37,003,781)			37,464,186
Fixed-Income Funds - 54.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,904,303	335,809,076
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	7,316,418	674,281,061
Fidelity Corporate Bond 1-10 Year Central Fund (k)	18,590,779	1,813,344,565
Fidelity Floating Rate Central Fund (k)	4,410,839	409,899,283
Fidelity Mortgage Backed Securities Central Fund (k)	22,007,027	2,168,792,532
Fidelity Ultra-Short Central Fund (k)	8,368,578	691,746,668
TOTAL FIXED-INCOME FUNDS (Cost $6,367,985,270)		6,093,873,185
Preferred Securities - 0.1%
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,165,000	$ 4,292,281
Net Servicos de Comunicacao SA 9.25% (f)	1,623,000	1,673,322
		5,965,603
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,834,000	6,994,450
TOTAL PREFERRED SECURITIES (Cost $12,868,567)		12,960,053
Cash Equivalents - 7.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 2,775,490	2,775,000
2.33%, dated 5/30/08 due 6/2/08:
(Collateralized by U.S. Government Obligations) #	7,411,439	7,410,000
(Collateralized by U.S. Government Obligations) #	375,183,825	375,111,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	474,100,827	474,008,000
TOTAL CASH EQUIVALENTS (Cost $859,304,000)		859,304,000
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $12,508,932,301)		12,219,851,307
NET OTHER ASSETS - (9.1)%		(1,016,767,412)
NET ASSETS - 100%		$ 11,203,083,895
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)

	August 2037	$ 7,200,000	$ 6,120,000
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	112,627	(71,631)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	39,167	(21,532)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	57,619	(27,582)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	415
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	132,895
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	6,300,000	51,358
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 1,700,000	$ (74,011)
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	5,900,000	150,317
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	14,400,000	81,541
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	(30,820)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	(30,820)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	(15,874)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	(95,667)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,700,000	(74,011)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%

	March 2013	$ 3,800,000	$ (88,763)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,000,000	(70,322)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(3,480,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(4,002,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(2,436,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(5,220,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(6,264,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(2,262,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 38,623	$ (14,458)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(51,900)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(39,485)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(64,140)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(85,830)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,342,930)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	81,348	(39,373)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 24,764	$ (20,984)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	11,800	(10,113)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(750,310)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(79,654)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(1,013,363)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/3	Oct. 2036	1,200,000	(1,037,096)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(75,007)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	$ 3,630,000	$ (69,630)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(71,009)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(60,977)
TOTAL CREDIT DEFAULT SWAPS		114,612,948	(25,554,766)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	26,485
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	29,518
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	47,785
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	(1,979,096)
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	3,368,490
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	1,966,835
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	$ 75,000,000	$ 2,923,185
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	4,043,535
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	4,356,670
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	2,945,800
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	898,192
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	708,672
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	3,422,720
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,895,568
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	4,536,910
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	6,094,160
Received semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	(1,781,790)
TOTAL INTEREST RATE SWAPS		1,174,689,000	33,503,639
		$ 1,289,301,948	$ 7,948,873
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,333,547 or 4.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,524,495.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,750 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,648 and $99,309, respectively. The coupon rate will be determined at time of settlement.

(o) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,775,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 435,678
Barclays Capital, Inc.	699,385
Credit Suisse Securities (USA) LLC	602,918
Merrill Lynch Government Securities, Inc.	1,037,019
$ 2,775,000
$7,410,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 1,061,156
Banc of America Securities LLC	954,041
Bank of America, NA	2,632,323
Barclays Capital, Inc.	260,262
Greenwich Capital Markets, Inc.	164,520
ING Financial Markets LLC	597,073
J.P. Morgan Securities, Inc.	329,041
Societe Generale, New York Branch	1,362,228
WestLB AG	49,356
$ 7,410,000
Repurchase Agreement / Counterparty	Value
$375,111,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 53,718,103
Banc of America Securities LLC	48,295,723
Bank of America, NA	133,254,210
Barclays Capital, Inc.	13,175,060
Greenwich Capital Markets, Inc.	8,328,388
ING Financial Markets LLC	30,225,170
J.P. Morgan Securities, Inc.	16,656,776
Societe Generale, New York Branch	68,959,054
WestLB AG	2,498,516
$ 375,111,000
$474,008,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 472,171,918
Credit Suisse Securities (USA) LLC	1,836,082
$ 474,008,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 11,641,372
Fidelity 2-5 Year Duration Securitized Bond Central Fund	20,277,114
Fidelity Corporate Bond 1-10 Year Central Fund	56,223,988
Fidelity Floating Rate Central Fund	18,786,172
Fidelity Mortgage Backed Securities Central Fund	68,178,225
Fidelity Ultra-Short Central Fund	29,659,687
Total	$ 204,766,558
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 58,520,081	$ -	$ 335,809,076	18.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	296,061,973	-	674,281,061	18.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	1,071,505,453	-	1,813,344,565	22.6%
Fidelity Floating Rate Central Fund	228,686,671	215,367,932	23,315,935	409,899,283	15.5%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	1,197,373,202	-	2,168,792,532	22.9%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	445,463,665	691,746,668	14.4%
Total	$ 3,544,679,501	$ 3,216,102,427	$ 468,779,600	$ 6,093,873,185
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,505,003,141. Net unrealized depreciation aggregated $285,151,834, of which $87,888,363 related to appreciated investment securities and $373,040,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

1.815814.103

ATB-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.1%
		Principal Amount (o)	Value
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		$ 6,478,000	$ 5,438,540
Nortel Networks Corp.:
1.75% 4/15/12 (f)		6,339,000	4,706,708
1.75% 4/15/12		440,000	326,700
			10,471,948
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	2,176,000
TOTAL INFORMATION TECHNOLOGY			12,647,948
Nonconvertible Bonds - 16.0%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.0%
Ford Motor Co.:
6.5% 8/1/18		750,000	511,875
7.45% 7/16/31		750,000	519,375
General Motors Corp. 7.2% 1/15/11		2,015,000	1,692,600
			2,723,850
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		1,185,000	1,149,450
7.5% 4/1/27		1,935,000	1,673,775
			2,823,225
Hotels, Restaurants & Leisure - 0.7%
Cap Cana SA 9.625% 11/3/13 (f)		600,000	540,000
Carrols Corp. 9% 1/15/13		85,000	78,200
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	497,200
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)		1,495,000	1,072,663
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,795,000	1,148,800
Host Marriott LP:
6.375% 3/15/15		250,000	239,700
7.125% 11/1/13		4,590,000	4,561,313
ITT Corp. 7.375% 11/15/15		250,000	253,750
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,355,188
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		5,740,000	5,166,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp. 6.3% 3/1/38		$ 7,590,000	$ 7,488,636
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,800,750
6.625% 7/15/15		4,055,000	3,477,163
6.75% 9/1/12		4,295,000	3,962,138
6.75% 4/1/13		3,650,000	3,303,250
6.875% 4/1/16		1,710,000	1,466,325
7.625% 1/15/17		4,555,000	4,031,175
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,674,438
7.125% 8/15/14		4,855,000	4,211,713
Park Place Entertainment Corp. 8.125% 5/15/11		3,780,000	3,222,450
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	679,400
yankee:
7% 6/15/13		3,350,000	3,094,563
7.25% 6/15/16		4,190,000	3,771,000
7.5% 10/15/27		2,125,000	1,763,750
Scientific Games Corp. 6.25% 12/15/12		875,000	822,500
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (f)(j)		1,745,000	1,461,438
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,148,175
7.25% 5/1/12		4,750,000	4,488,750
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	727,650
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,270,000	2,065,700
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	3,009,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,170,000	2,088,625
6.625% 12/1/14		5,880,000	5,644,800
			82,317,078
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	10,905,029
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (f)		120,000	124,056
KB Home:
6.25% 6/15/15		535,000	474,813
7.75% 2/1/10		535,000	526,975
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc. 6.25% 4/15/18		$ 3,105,000	$ 3,096,595
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		505,000	523,938
			15,651,406
Media - 1.1%
AMC Entertainment, Inc. 8% 3/1/14		1,905,000	1,724,025
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	518,610
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,915,000	2,106,500
Cablevision Systems Corp.:
7.1325% 4/1/09 (j)		340,000	342,125
8% 4/15/12		3,070,000	2,993,250
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,495,000	926,900
11.125% 1/15/14		505,000	323,200
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,720,000	4,804,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,260,000	3,260,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		2,220,000	2,161,725
Comcast Corp.:
5.7% 5/15/18		9,000,000	8,736,057
6.45% 3/15/37		8,838,000	8,451,532
COX Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,313,473
CSC Holdings, Inc.:
6.75% 4/15/12		2,050,000	1,978,250
7.625% 4/1/11		1,235,000	1,235,000
8.5% 6/15/15 (f)		2,600,000	2,600,000
EchoStar Communications Corp.:
6.375% 10/1/11		3,930,000	3,875,963
6.625% 10/1/14		935,000	881,238
7% 10/1/13		7,085,000	6,863,594
7.75% 5/31/15 (f)		2,605,000	2,591,975
Kabel Deutschland GmbH 10.625% 7/1/14		3,500,000	3,640,000
Liberty Media Corp.:
8.25% 2/1/30		1,665,000	1,496,269
8.5% 7/15/29		560,000	504,735
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45		$ 170,000	$ 182,640
News America, Inc.:
6.15% 3/1/37		2,970,000	2,744,791
6.2% 12/15/34		5,330,000	4,970,172
6.65% 11/15/37		15,817,000	15,624,238
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	996,800
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	626,397
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		795,000	576,375
10% 8/1/14		1,200,000	1,236,000
10% 8/1/14 (f)		1,145,000	1,179,350
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,509,225
7.75% 3/15/16		1,790,000	1,749,725
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		2,805,000	2,244,000
Time Warner Cable, Inc. 5.85% 5/1/17		2,607,000	2,500,879
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	6,904,576
6.625% 5/15/29		4,415,000	4,125,614
TL Acquisitions, Inc.:
0% 7/15/15 (c)(f)		1,025,000	789,250
10.5% 1/15/15 (f)		2,965,000	2,698,150
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		1,690,000	1,280,175
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,154,510
6.75% 10/5/37		1,460,000	1,395,925
Videotron Ltd. 9.125% 4/15/18 (f)		1,150,000	1,230,500
Visant Holding Corp. 8.75% 12/1/13		450,000	447,750
			124,496,263
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		600,000	595,783
Specialty Retail - 0.1%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	860,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 445,000	$ 341,538
7.625% 8/1/11		4,470,000	4,045,350
			5,246,888
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (f)(j)		2,345,000	2,221,888
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,811,150
9.75% 1/15/15		2,180,000	2,289,000
			6,322,038
TOTAL CONSUMER DISCRETIONARY			240,176,531
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		2,380,000	2,368,100
7.25% 5/15/17		1,260,000	1,250,550
8.375% 12/15/14		2,395,000	2,499,781
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,105,641
			14,224,072
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	243,562
7.75% 6/15/26		210,000	193,200
CVS Caremark Corp.:
6.036% 12/10/28 (f)		12,354,911	11,188,978
6.302% 6/1/37 (j)		8,615,000	7,495,050
Rite Aid Corp.:
6.875% 8/15/13		735,000	503,475
7.5% 3/1/17		2,120,000	1,929,200
9.375% 12/15/15		735,000	571,463
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	1,178,750
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,385,670
			33,689,348
Food Products - 0.5%
Bertin Ltda. 10.25% 10/5/16 (f)		505,000	550,450
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Cargill, Inc.:
6% 11/27/17 (f)		$ 8,750,000	$ 8,718,640
6.625% 9/15/37 (f)		8,334,000	8,026,034
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,836,400
7% 6/1/16		1,495,000	1,394,088
General Mills, Inc. 5.2% 3/17/15		7,940,000	7,873,622
Gruma SA de CV 7.75%		1,685,000	1,710,275
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,145,884
6.875% 2/1/38		11,635,000	11,310,139
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,475,375
Pierre Foods, Inc. 9.875% 7/15/12		540,000	145,800
Pilgrims Pride Corp. 7.625% 5/1/15		1,725,000	1,578,375
Smithfield Foods, Inc. 7.75% 7/1/17		5,140,000	5,050,050
			56,815,132
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,477,719
5.65% 5/16/18		7,161,000	7,006,394
6.375% 5/16/38		12,110,000	11,771,017
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,751,524
			31,006,654
TOTAL CONSUMER STAPLES			135,735,206
ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,640,000	1,664,600
7.75% 5/15/17		2,970,000	3,021,975
Seitel, Inc. 9.75% 2/15/14		2,545,000	2,309,588
Weatherford International Ltd. 7% 3/15/38		5,880,000	6,105,669
			13,101,832
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,666,125
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.45% 9/15/36		$ 2,115,000	$ 2,106,553
Arch Western Finance LLC 6.75% 7/1/13		2,730,000	2,723,175
Atlas Pipeline Partners LP 8.125% 12/15/15		2,835,000	2,927,138
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	14,648,263
6.25% 3/15/38		3,050,000	2,916,227
6.75% 2/1/39		2,980,000	3,031,402
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,334,925
8.875% 2/1/17		210,000	183,750
Chesapeake Energy Corp.:
6.5% 8/15/17		1,035,000	983,250
6.625% 1/15/16		1,765,000	1,716,463
6.875% 1/15/16		910,000	894,075
7.5% 9/15/13		1,300,000	1,316,250
7.5% 6/15/14		1,790,000	1,801,188
7.625% 7/15/13		600,000	608,250
7.75% 1/15/15		255,000	264,244
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		1,715,000	1,796,463
Drummond Co., Inc. 7.375% 2/15/16 (f)		4,035,000	3,671,850
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,134,488
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,186,794
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,165,000	1,188,300
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	3,310,144
Energy Transfer Partners LP 6.7% 7/1/18		4,695,000	4,756,749
Forest Oil Corp.:
7.25% 6/15/19		1,845,000	1,812,713
7.75% 5/1/14		675,000	686,813
Markwest Energy Partners LP/Markwest Energy Finance Corp. 8.75% 4/15/18 (f)		1,610,000	1,686,475
Massey Energy Co.:
6.625% 11/15/10		1,915,000	1,900,638
6.875% 12/15/13		5,105,000	5,015,663
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,498,006
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		240,000	215,036
Newfield Exploration Co. 7.125% 5/15/18		1,945,000	1,915,825
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35		$ 240,000	$ 216,113
6.4% 5/15/37		3,645,000	3,507,183
NGPL PipeCo LLC 6.514% 12/15/12 (f)		4,600,000	4,701,044
OPTI Canada, Inc.:
7.875% 12/15/14		2,890,000	2,926,125
8.25% 12/15/14		4,780,000	4,887,550
Pan American Energy LLC 7.75% 2/9/12 (f)		3,705,000	3,723,525
Peabody Energy Corp. 7.375% 11/1/16		2,180,000	2,239,950
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		1,085,000	1,087,713
6.625% 6/15/35		625,000	628,125
6.625% 6/15/35 (f)		260,000	261,300
Petro-Canada:
6.05% 5/15/18		3,850,000	3,783,102
6.8% 5/15/38		5,590,000	5,466,070
PetroHawk Energy Corp.:
7.875% 6/1/15 (f)		1,585,000	1,585,000
9.125% 7/15/13		4,270,000	4,440,800
Petroleos de Venezuela SA:
5.25% 4/12/17		7,080,000	4,796,700
5.375% 4/12/27		3,720,000	2,139,000
Petroleum Development Corp. 12% 2/15/18 (f)		1,605,000	1,717,350
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		1,258,140	1,254,994
8.22% 4/1/17 (f)		2,178,398	2,211,074
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,817,600
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,061,176
6.65% 1/15/37		4,430,000	4,120,728
Plains Exploration & Production Co.:
7% 3/15/17		4,040,000	3,898,600
7.75% 6/15/15		485,000	487,425
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,635,000	1,577,775
7.25% 5/1/18		1,000,000	1,012,500
7.375% 7/15/13		2,060,000	2,090,900
7.5% 5/15/16		3,935,000	3,964,513
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		$ 1,840,000	$ 1,673,112
SandRidge Energy, Inc.:
6.3225% 4/1/14 (f)(j)		2,720,000	2,665,600
8% 6/1/18 (f)		2,305,000	2,330,931
8.625% 4/1/15 pay-in-kind (f)		6,045,000	6,211,238
Ship Finance International Ltd. 8.5% 12/15/13		330,000	338,250
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	14,234,143
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,269,491
Teekay Corp. 8.875% 7/15/11		2,115,000	2,231,325
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	4,805,108
7.55% 4/15/38		9,095,000	9,424,394
Tesoro Corp. 6.5% 6/1/17		540,000	479,250
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,228,291
TNK-BP Finance SA:
6.125% 3/20/12		1,145,000	1,103,494
6.875% 7/18/11 (f)		1,300,000	1,304,940
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,575,192
XTO Energy, Inc. 6.375% 6/15/38		17,845,000	17,099,257
YPF SA 10% 11/2/28		1,475,000	1,535,844
			242,011,030
TOTAL ENERGY			255,112,862
FINANCIALS - 4.2%
Capital Markets - 1.0%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	10,051,881
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,799,444
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,042,506
6.75% 10/1/37		28,895,000	27,111,976
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,701,238
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,635,169
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	3,994,909
6.875% 5/2/18		6,600,000	6,405,076
7% 9/27/27		5,000,000	4,600,540
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.15% 4/25/13		$ 3,165,000	$ 3,109,147
6.875% 4/25/18		2,837,000	2,781,103
Morgan Stanley 4.75% 4/1/14		1,635,000	1,507,305
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	12,078,542
5.875% 12/20/17		12,585,000	12,517,620
			109,336,456
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17		1,515,000	1,443,369
6% 10/15/36		690,000	650,602
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,019,960
Credit Suisse First Boston 6% 2/15/18		13,365,000	13,028,763
Development Bank of Philippines 8.375% (j)		1,355,000	1,392,263
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		3,190,000	3,178,835
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	451,008
HBOS PLC 6.75% 5/21/18 (f)		10,175,000	9,925,428
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,879,788
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		1,085,000	1,095,850
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,898,190
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		2,100,000	2,105,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		635,000	665,480
RSHB Capital SA 7.125% 1/14/14 (f)		600,000	604,500
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	12,712,362
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,035,000	1,066,050
Wachovia Bank NA 6.6% 1/15/38		9,000,000	8,320,311
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,405,896
			78,843,905
Consumer Finance - 0.9%
American Express Co.:
6.15% 8/28/17		10,000,000	9,919,380
8.15% 3/19/38		9,010,000	10,280,536
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
American General Finance Corp. 6.9% 12/15/17		$ 5,510,000	$ 5,226,665
Ford Motor Credit Co. LLC:
7% 10/1/13		280,000	235,200
7.25% 10/25/11		285,000	254,530
7.375% 10/28/09		1,420,000	1,383,008
7.875% 6/15/10		710,000	672,780
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,404,466
5.625% 5/1/18		25,000,000	24,695,850
5.875% 1/14/38		14,000,000	12,719,406
6.375% 11/15/67 (j)		9,000,000	8,860,734
General Motors Acceptance Corp.:
6.75% 12/1/14		282,000	215,730
6.875% 9/15/11		2,120,000	1,775,500
7% 2/1/12		1,420,000	1,159,238
8% 11/1/31		280,000	208,600
GMAC LLC:
6% 4/1/11		1,480,000	1,225,588
6% 12/15/11		1,145,000	950,350
6.625% 5/15/12		285,000	228,713
SLM Corp.:
3.06% 7/27/09 (j)		1,827,000	1,715,745
3.08% 7/26/10 (j)		6,515,000	5,847,213
4% 1/15/09		1,885,000	1,855,873
4.5% 7/26/10		4,120,000	3,794,355
			97,629,460
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,507,573
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,874,081
6.375% 5/15/38		7,549,000	7,454,185
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)		5,185,000	5,042,413
9% 6/1/16 (f)		1,000,000	1,030,000
Leucadia National Corp.:
7% 8/15/13		6,420,000	6,355,800
7.125% 3/15/17		880,000	853,600
NSG Holdings II, LLC 7.75% 12/15/25 (f)		5,470,000	5,223,850
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 4,100,000	$ 4,202,500
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		500,000	482,500
Sunwest Management, Inc. 8.385% 6/9/10 (j)		325,000	303,388
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	10,920,221
			52,250,111
Insurance - 0.3%
American International Group, Inc.:
5.85% 1/16/18		10,520,000	10,149,044
8.175% 5/15/58 (f)(j)		7,875,000	7,554,645
Pacific Life Global Funding 5.15% 4/15/13 (f)		7,895,000	7,784,091
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,958,993
6.5% 5/15/38		3,390,000	3,332,628
USI Holdings Corp.:
6.5506% 11/15/14 (f)(j)		775,000	627,750
9.75% 5/15/15 (f)		1,615,000	1,300,075
			34,707,226
Real Estate Investment Trusts - 0.3%
Duke Realty LP:
5.4% 8/15/14		4,695,000	4,295,441
5.875% 8/15/12		895,000	868,898
5.95% 2/15/17		490,000	458,268
6.25% 5/15/13		7,030,000	6,949,647
6.5% 1/15/18		3,795,000	3,637,451
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	68,000
HMB Capital Trust V 6.4% 12/15/36 (b)(f)(j)		270,000	2,700
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	4,567,875
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	448,500
iStar Financial, Inc. 5.95% 10/15/13		300,000	267,375
Liberty Property LP 6.625% 10/1/17		2,875,000	2,687,858
Omega Healthcare Investors, Inc.:
7% 4/1/14		4,880,000	4,733,600
7% 1/15/16		400,000	384,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,383,117
Rouse Co. 5.375% 11/26/13		100,000	83,244
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)		100,000	90,500
Senior Housing Properties Trust 8.625% 1/15/12		250,000	257,500
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14		$ 2,755,000	$ 2,539,788
Ventas Realty LP:
6.5% 6/1/16		105,000	102,244
6.625% 10/15/14		1,350,000	1,333,125
6.75% 4/1/17		1,285,000	1,268,938
			38,428,069
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		7,880,000	7,210,200
8.125% 6/1/12		2,465,000	2,391,050
ERP Operating LP:
5.375% 8/1/16		2,170,000	2,001,758
5.5% 10/1/12		3,140,000	3,091,820
5.75% 6/15/17		6,260,000	5,911,055
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	93,500
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		710,000	546,700
			21,246,083
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		13,200,000	13,024,651
5.65% 5/1/18		13,300,000	12,889,070
Credit Suisse First Boston (New York Branch) 5% 5/15/13		6,309,000	6,194,410
Residential Capital Corp.:
5.8159% 4/17/09 (j)		545,000	446,900
8.125% 11/21/08 (d)		620,000	570,400
8.375% 6/30/10		3,015,000	1,613,025
8.875% 6/30/15		1,900,000	950,000
Residential Capital LLC:
3.49% 6/9/08 (j)		990,000	970,200
5.7575% 5/22/09 (j)		2,150,000	1,752,250
Wrightwood Capital LLC 10.5% 6/1/14 (f)		100,000	94,000
			38,504,906
TOTAL FINANCIALS			470,946,216
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)		$ 3,055,000	$ 3,184,838
FMC Finance III SA 6.875% 7/15/17		1,030,000	1,027,425
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		4,825,000	5,174,813
10.375% 10/15/17 pay-in-kind (f)		3,155,000	3,360,075
11.625% 10/15/17 (f)		2,045,000	2,162,588
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		5,245,000	5,245,000
			20,154,739
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	5,010,950
DASA Finance Corp. 8.75% 5/29/18 (f)		270,000	275,400
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,228,300
9.125% 11/15/14		1,390,000	1,449,075
9.25% 11/15/16		2,370,000	2,494,425
9.625% 11/15/16 pay-in-kind		9,515,000	10,014,538
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,383,750
Rural/Metro Corp. 0% 3/15/16 (c)		40,000	28,100
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	68,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,050
United Surgical Partners International, Inc.:
8.875% 5/1/17		265,000	258,375
9.25% 5/1/17 pay-in-kind		205,000	196,288
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	59,995
			22,477,246
Pharmaceuticals - 0.0%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,601,154
6.45% 9/15/37		2,600,000	2,652,569
			6,253,723
TOTAL HEALTH CARE			48,885,708
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		2,045,000	2,004,100
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (f)		$ 2,175,000	$ 2,131,500
7.45% 5/1/34 (f)		560,000	543,200
8% 11/15/14 (f)		1,915,000	2,001,175
			6,679,975
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,051,000
6.977% 11/23/22		1,296,053	1,036,842
8.608% 10/1/12		960,000	895,200
AMR Corp. 9% 8/1/12		485,000	286,150
Continental Airlines, Inc.:
7.875% 7/2/18		1,655,725	1,266,629
9.558% 9/1/19		255,181	207,972
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		396,970	361,243
7.73% 9/15/12		19,588	17,335
9.798% 4/1/21		806,673	717,939
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	7,410,800
8.021% 8/10/22		1,013,058	896,556
8.954% 8/10/14 (f)		1,600,309	1,416,273
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	966,950
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		921,762	723,583
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		750,105	742,604
7.186% 10/1/12		1,862,895	1,834,951
			21,832,027
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13 (f)		3,025,000	2,994,750
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		385,000	361,900
Allied Waste North America, Inc.:
6.875% 6/1/17		1,215,000	1,192,219
7.125% 5/15/16		555,000	549,450
7.25% 3/15/15		800,000	794,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13		$ 120,000	$ 123,300
ARAMARK Corp.:
6.3728% 2/1/15 (j)		3,270,000	3,139,200
8.5% 2/1/15		2,850,000	2,914,125
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,168,150
7.75% 10/1/16		915,000	949,313
IKON Office Solutions, Inc. 7.6975% 1/1/12 (f)(j)		1,410,000	1,410,000
JohnsonDiversey, Inc. 9.625% 5/15/12		140,000	142,800
			13,744,457
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,726,238
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,621,032
General Electric Co. 5.25% 12/6/17		15,620,000	15,276,516
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	355,000
			19,252,548
Machinery - 0.1%
SPX Corp. 7.625% 12/15/14 (f)		2,575,000	2,684,438
Terex Corp. 8% 11/15/17		5,965,000	6,069,388
			8,753,826
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		3,280,000	3,575,200
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	502,250
			4,077,450
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	1,692,633
7.75% 5/15/16		2,145,000	1,850,063
CSX Corp. 6.25% 4/1/15		2,470,000	2,456,768
Hertz Corp.:
8.875% 1/1/14		3,020,000	3,004,900
10.5% 1/1/16		1,920,000	1,915,200
Kansas City Southern Railway Co. 8% 6/1/15		995,000	1,002,463
			11,922,027
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		$ 300,000	$ 261,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	237,875
Penhall International Corp. 12% 8/1/14 (f)		60,000	45,000
VWR Funding, Inc. 10.25% 7/15/15		1,395,000	1,325,250
			1,869,125
TOTAL INDUSTRIALS			95,852,423
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,133,338
6.5% 1/15/28		1,940,000	1,459,850
Nortel Networks Corp.:
6.9631% 7/15/11 (j)		200,000	188,000
10.125% 7/15/13		1,465,000	1,432,038
10.75% 7/15/16 (f)		1,410,000	1,392,375
			6,605,601
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,195,000	3,035,250
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		910,000	912,275
Flextronics International Ltd.:
6.25% 11/15/14		795,000	759,225
6.5% 5/15/13		2,510,000	2,466,075
Jabil Circuit, Inc. 8.25% 3/15/18 (f)		6,285,000	6,190,725
NXP BV 5.4631% 10/15/13 (j)		720,000	658,800
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)		3,825,000	3,911,063
Series B, 10.25% 11/1/15 (f)		3,900,000	3,978,000
10.5% 11/1/16 pay-in-kind (f)		3,685,000	3,731,063
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,908,257
			24,515,483
IT Services - 0.1%
First Data Corp. 9.875% 9/24/15 (f)		2,050,000	1,850,125
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,576,550
7.75% 1/15/15		2,545,000	2,595,900
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
8.625% 4/1/13		$ 210,000	$ 213,150
Unisys Corp.:
6.875% 3/15/10		2,095,000	2,021,675
8% 10/15/12		1,905,000	1,714,500
			10,971,900
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		4,835,000	4,738,300
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		425,000	405,875
9.25% 6/1/16		710,000	706,450
Avago Technologies Finance Ltd. 10.125% 12/1/13		2,130,000	2,289,750
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (j)		1,325,000	1,119,625
8.875% 12/15/14		1,860,000	1,641,450
9.125% 12/15/14 pay-in-kind		1,540,000	1,320,550
10.125% 12/15/16		2,480,000	2,083,200
			9,566,900
TOTAL INFORMATION TECHNOLOGY			59,433,434
MATERIALS - 0.7%
Chemicals - 0.2%
Equistar Chemicals LP 7.55% 2/15/26		350,000	234,500
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	4,151,250
Nalco Co.:
7.75% 11/15/11		1,400,000	1,421,000
8.875% 11/15/13		2,270,000	2,377,825
NOVA Chemicals Corp.:
5.9525% 11/15/13 (j)		1,560,000	1,345,500
6.5% 1/15/12		5,000,000	4,700,000
Pliant Corp. 11.35% 6/15/09 (d)		60,186	51,158
			14,281,233
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	947,050
Greif, Inc. 6.75% 2/1/17		3,445,000	3,419,163
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	149,600
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		$ 2,625,000	$ 2,270,625
Vitro SAB de CV 8.625% 2/1/12		2,415,000	2,239,913
			9,026,351
Metals & Mining - 0.3%
CAP SA 7.375% 9/15/36 (f)		400,000	378,440
Evraz Group SA:
8.25% 11/10/15 (Reg. S)		575,000	569,250
8.875% 4/24/13 (f)		3,435,000	3,499,578
9.5% 4/24/18 (f)		715,000	730,230
FMG Finance Property Ltd.:
7.0756% 9/1/11 (f)(j)		1,490,000	1,486,275
10% 9/1/13 (f)		6,275,000	6,949,563
10.625% 9/1/16 (f)		884,000	1,034,280
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (j)		1,100,000	1,100,000
8.25% 4/1/15		4,030,000	4,261,725
8.375% 4/1/17		1,480,000	1,594,700
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (f)(j)		500,000	442,500
PNA Group, Inc. 10.75% 9/1/16		55,000	53,075
RathGibson, Inc. 11.25% 2/15/14		350,000	344,750
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,782,800
7.375% 11/1/12 (f)		1,235,000	1,247,350
7.75% 4/15/16 (f)		1,285,000	1,297,850
United States Steel Corp. 6.65% 6/1/37		3,395,000	3,001,516
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,704,853
Vedanta Resources PLC 6.625% 2/22/10 (f)		2,000,000	2,000,000
			36,478,735
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		5,690,000	5,618,875
8.125% 5/15/11		3,130,000	3,184,775
8.875% 5/15/31		2,000,000	1,960,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 2,545,000	$ 2,366,850
Stone Container Finance Co. 7.375% 7/15/14		1,140,000	969,000
			14,099,500
TOTAL MATERIALS			73,885,819
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	38,573,078
6.8% 5/15/36		11,484,000	11,661,198
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,169,250
Cincinnati Bell, Inc. 8.375% 1/15/14		3,465,000	3,439,013
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,112,125
Intelsat Ltd.:
6.5% 11/1/13		3,400,000	2,609,500
7.625% 4/15/12		5,385,000	4,604,175
9.25% 6/15/16		3,585,000	3,638,775
11.25% 6/15/16		2,525,000	2,581,813
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)		410,000	339,275
8.75% 2/15/17		2,160,000	1,911,600
9.25% 11/1/14		310,000	286,750
Qwest Corp.:
6.05% 6/15/13 (j)		90,000	86,850
6.5% 6/1/17		230,000	213,475
7.5% 10/1/14		1,500,000	1,492,500
7.625% 6/15/15		3,065,000	3,049,675
SBC Communications, Inc.:
6.15% 9/15/34		500,000	472,213
6.45% 6/15/34		220,000	212,553
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp. 6.875% 11/15/28		15,285,000	12,228,000
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	9,514,662
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,250,255
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,927,825
U.S. West Communications:
6.875% 9/15/33		680,000	581,400
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.5% 6/15/23		$ 2,065,000	$ 1,879,150
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,116,556
6.25% 4/1/37		2,348,000	2,257,849
6.4% 2/15/38		7,621,000	7,444,978
6.9% 4/15/38		6,295,000	6,541,814
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	5,873,359
			139,585,316
Wireless Telecommunication Services - 0.4%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		7,220,000	6,750,700
9.125% 1/15/15 pay-in-kind (f)		2,575,000	2,401,188
9.25% 9/1/12 (f)		820,000	844,600
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,745,000	1,653,388
7.625% 5/15/16 (f)		3,605,000	3,595,988
8.375% 3/15/13		3,395,000	3,496,850
Millicom International Cellular SA 10% 12/1/13		2,910,000	3,099,150
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,695,000	2,779,354
Nextel Communications, Inc.:
6.875% 10/31/13		5,990,000	4,851,900
7.375% 8/1/15		970,000	780,850
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		3,800,000	3,638,500
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,600,000	1,360,000
Rural Cellular Corp. 8.25% 3/15/12		360,000	372,600
Sprint Nextel Corp. 6% 12/1/16		2,740,000	2,260,500
Telecom Personal SA 9.25% 12/22/10 (f)		3,395,000	3,437,438
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		2,680,000	2,730,384
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,150,000	1,184,500
			45,237,890
TOTAL TELECOMMUNICATION SERVICES			184,823,206
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.0%
Electric Utilities - 1.0%
Commonwealth Edison Co.:
5.4% 12/15/11		$ 1,923,000	$ 1,929,509
5.8% 3/15/18		10,485,000	10,256,983
6.15% 9/15/17		5,140,000	5,122,550
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,640,975
6.05% 4/15/38		7,824,000	7,667,684
Edison Mission Energy:
7.2% 5/15/19		3,810,000	3,733,800
7.625% 5/15/27		1,380,000	1,297,200
EDP Finance BV 6% 2/2/18 (f)		5,953,000	5,958,036
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,723,703
6.8% 9/15/37 (f)		19,341,000	19,592,568
Energy Future Holdings:
10.875% 11/1/17 (f)		4,120,000	4,295,100
11.25% 11/1/17 pay-in-kind (f)		4,380,000	4,489,500
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,602,157
Intergen NV 9% 6/30/17 (f)		4,595,000	4,824,750
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)		4,440,000	4,506,600
Majapahit Holding BV 7.75% 10/17/16		510,000	492,150
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,094,450
8.5% 10/1/21		2,575,000	2,523,500
9.125% 5/1/31		340,000	328,100
National Power Corp. 6.875% 11/2/16 (f)		2,005,000	2,015,025
Nevada Power Co. 6.5% 5/15/18		790,000	797,900
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	1,967,694
Southern California Edison Co. 5.95% 2/1/38		5,000,000	4,879,190
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,399,872
			110,138,996
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		2,360,000	2,371,800
8.75% 2/15/12		1,325,000	1,366,406
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,775,000	1,610,813
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S)		$ 2,020,000	$ 2,009,900
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		2,680,000	2,103,800
			9,462,719
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,373,000
7.75% 10/15/15		3,805,000	3,785,975
8% 10/15/17		1,770,000	1,774,425
8.875% 2/15/11		1,407,000	1,477,350
9.375% 9/15/10		7,000	7,350
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,467,700
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,010,000
NRG Energy, Inc.:
7.25% 2/1/14		3,010,000	2,934,750
7.375% 2/1/16		3,750,000	3,656,250
7.375% 1/15/17		4,070,000	3,988,600
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,748,523
Reliant Energy, Inc.:
7.625% 6/15/14		5,230,000	5,256,150
7.875% 6/15/17		2,895,000	2,916,713
Tenaska Alabama Partners LP 7% 6/30/21 (f)		457,634	432,464
TXU Corp. 5.55% 11/15/14		3,140,000	2,543,400
			52,372,650
Multi-Utilities - 0.4%
Aquila, Inc. 14.875% 7/1/12		155,000	184,450
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,415,573
Dominion Resources, Inc. 7.5% 6/30/66 (j)		9,800,000	9,128,641
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (f)		5,000,000	4,982,115
6.5% 9/15/37		17,430,000	17,548,733
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	1,434,081
6.8% 1/15/19		10,000,000	9,815,190
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp Canada Finance Corp. 7.75% 6/15/11		$ 105,000	$ 112,350
Utilicorp United, Inc. 9.95% 2/1/11 (j)		45,000	47,475
			48,668,608
TOTAL UTILITIES			220,642,973
TOTAL NONCONVERTIBLE BONDS			1,785,494,378
TOTAL CORPORATE BONDS (Cost $1,828,396,616)			1,798,142,326
U.S. Government and Government Agency Obligations - 12.3%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
3.625% 2/12/13 (e)		43,445,000	42,678,978
4.375% 7/17/13 (h)		8,745,000	8,856,866
4.75% 11/19/12		24,650,000	25,418,390
5% 2/16/12		8,000,000	8,317,200
Freddie Mac:
3.5% 5/29/13 (e)		73,300,000	71,356,597
4.125% 12/21/12		55,225,000	55,503,500
5.25% 7/18/11 (e)		100,000,000	104,269,800
Tennessee Valley Authority 5.375% 4/1/56		385,000	384,179
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			316,785,510
U.S. Treasury Inflation Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (h)		326,014,107	341,276,438
2% 7/15/14		73,611,200	77,097,839
2.375% 4/15/11		55,666,845	58,507,987
2.625% 7/15/17		121,536,460	133,076,907
3.5% 1/15/11 (h)		24,530,200	26,550,494
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			636,509,665
U.S. Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds:
6.25% 5/15/30 (e)		$ 56,776,000	$ 68,650,189
stripped principal 5/15/30		35,870,000	12,420,203
U.S. Treasury Notes:
2.5% 3/31/13		962,000	923,670
2.75% 2/28/13		10,910,000	10,598,890
3.375% 11/30/12 (e)		24,359,000	24,389,449
3.5% 5/31/13 (g)		58,025,000	58,260,698
4.25% 9/30/12 (e)		75,370,000	78,278,830
4.5% 9/30/11 (h)		91,855,000	95,880,821
4.875% 6/30/12 (e)		68,427,000	72,612,816
TOTAL U.S. TREASURY OBLIGATIONS			422,015,566
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,329,928,014)			1,375,310,741
U.S. Government Agency - Mortgage Securities - 13.3%

Fannie Mae - 11.7%
3.802% 10/1/33 (j)		2,050,838	2,038,308
4.5% 4/1/20		2,395,079	2,354,183
4.702% 5/1/35 (j)		2,596,007	2,618,595
4.75% 5/1/35 (j)		2,794,892	2,812,299
5% 8/1/18 to 3/1/23		23,231,721	23,186,957
5% 6/1/38 (g)		113,000,000	109,114,653
5% 6/1/38 (g)		100,000,000	96,561,640
5% 6/1/38 (g)		25,000,000	24,140,410
5.297% 2/1/36 (j)		2,217,042	2,253,636
5.304% 12/1/35 (j)		1,273,979	1,294,666
5.5% 2/1/18 to 11/1/37		467,521,688	468,113,497
5.5% 6/1/38 (g)		150,000,000	148,882,470
5.5% 6/1/38 (g)		50,000,000	49,627,490
5.611% 7/1/37 (j)		1,410,919	1,438,522
6% 6/1/22 to 3/1/38		265,244,877	270,346,038
6% 6/1/38 (g)		50,000,000	50,711,800
6.027% 4/1/36 (j)		1,084,406	1,109,047
6.239% 6/1/36 (j)		439,843	449,060
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (o)	Value
Fannie Mae - continued
6.309% 4/1/36 (j)		$ 1,050,280	$ 1,077,894
6.5% 12/1/34 to 3/1/38		51,111,211	52,898,602
TOTAL FANNIE MAE			1,311,029,767
Freddie Mac - 1.6%
4.394% 1/1/35 (j)		5,064,521	5,081,837
4.618% 2/1/35 (j)		5,391,229	5,424,208
4.737% 10/1/35 (j)		11,699,003	11,782,874
5.5% 11/1/17		4,095,204	4,163,037
5.756% 10/1/35 (j)		783,477	796,829
5.846% 6/1/36 (j)		1,281,586	1,305,922
6% 10/1/35 to 3/1/38		89,406,434	90,869,168
6% 6/1/38 (g)		47,000,000	47,716,825
6.02% 7/1/37 (j)		6,462,714	6,586,876
6.033% 6/1/36 (j)		1,199,504	1,223,845
6.091% 4/1/36 (j)		1,972,548	2,013,930
6.105% 6/1/36 (j)		1,174,691	1,199,792
TOTAL FREDDIE MAC			178,165,143
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,500,775,744)			1,489,194,910
Asset-Backed Securities - 0.6%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.7925% 11/25/50 (j)		18,603	14,629
Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8788% 1/22/13 (f)(j)		2,590,000	1,329,188
Airspeed Ltd. Series 2007-1A Class C1, 5.0144% 6/15/32 (f)(j)		4,792,744	3,786,268
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	1,617,836
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.1425% 9/25/34 (j)		246,014	34,519
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (f)		160,000	137,600
Class G, 9.75% 12/24/37 (f)		210,000	178,500
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		$ 1,500,000	$ 1,508,353
Class D, 7.16% 1/15/13 (f)		160,000	161,248
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	339,841
Class C, 5.77% 5/20/10 (f)		325,000	322,139
Class D, 6.15% 4/20/11 (f)		550,000	538,049
Capmark VII Ltd. Series 2006-7A Class H, 4.0644% 8/20/36 (f)(j)		500,000	150,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.3925% 8/25/36 (f)(j)		290,000	17,513
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.1425% 12/25/46 (f)(j)		250,000	70,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		481,600	24,080
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	425,000
Class B2, 4.0213% 12/28/35 (f)(j)		500,000	420,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		100,000	85,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	204,257
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	992,053
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	746,640
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	783,178
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,075,571	1,040,177
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		421,734	126,520
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.0425% 9/25/46 (f)(j)		250,000	100,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	25
Kent Funding III Ltd. Series 2006-3A Class D, 5.9728% 10/29/47 (j)		263,512	2,635
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	113,150
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 4.2925% 7/25/36 (j)		150,000	6,885
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 2.8225% 5/25/46 (f)(j)		250,000	143,555
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (f)(j)		$ 5,400,000	$ 5,125,140
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 4.3206% 8/28/38 (f)(j)		195,000	163,800
Class C1B, 7.696% 8/28/38 (f)		63,000	52,663
Newcastle CDO VIII Series 2006-8A Class 10, 4.6425% 11/1/52 (f)(j)		250,000	25,000
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.4625% 2/25/37 (j)		2,816,066	2,734,665
Resource Real Estate Funding CDO Series 2007-1A Class J, 5.3425% 9/1/46 (f)(j)		250,000	111,250
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 4.1% 12/15/26 (f)(j)		185,000	84,013
SIRENS B.V. Series 2007-2 Class A1, 4.51% 4/13/10 (f)(j)		10,000,000	9,273,000
Structured Asset Securities Corp.:
Series 2006-BC1 Class B1, 4.8925% 3/25/36 (f)(j)		100,000	3,443
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (j)		16,565,093	15,737,671
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (f)(j)		14,070,000	13,965,746
Swift Master Auto Receivables Trust Series 2007-1 Class B, 2.7344% 6/15/12 (j)		3,285,000	2,745,932
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		235,000	188,464
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	938,115
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 3.7488% 9/25/26 (f)(j)		250,000	146,562
Class G, 3.9488% 9/25/26 (f)(j)		250,000	139,549
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.8925% 10/25/36 (f)(j)		1,330,000	83,697
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.5275% 11/21/40 (f)(j)		305,000	189,100
TOTAL ASSET-BACKED SECURITIES (Cost $75,965,482)			67,126,648
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		183,832	126,537
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		310,578	93,173
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3052% 8/25/19 (f)(j)		$ 77,251	$ 23,175
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,043,560	1,323,833
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3547% 2/25/37 (j)		2,084,851	2,050,810
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	2,121
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		92,807	51,068
Series 2003-35 Class B, 4.639% 9/25/18 (j)		167,592	108,531
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (j)		2,026,320	1,969,188
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		385,486	197,893
Series 2004-3 Class DB4, 5.841% 4/25/34 (j)		117,248	5,862
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	249,441
Class G, 6.78% 3/18/11 (f)(j)		250,000	248,500
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		282,735	89,049
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		158,095	58,333
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (j)		2,153,992	2,111,644
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (f)		125,000	124,564
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (f)(j)		8,861,703	7,532,447
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		90,000	88,135
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.6925% 7/25/36 (f)(j)		4,165,000	116,953
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (j)		3,753,106	3,697,865
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.24% 6/10/35 (f)(j)		36,182	29,516
Class B5, 4.84% 6/10/35 (f)(j)		27,136	21,808
Class B6, 5.34% 6/10/35 (f)(j)		13,568	10,685
RESIX Finance Ltd. floater Series 2007-A Class BB, 5.8644% 2/15/39 (f)(j)		495,908	103,075
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 4.3925% 9/25/35 (f)(j)		$ 530,000	$ 11,713
Series 2006-BC5 Class B, 4.8925% 12/25/36 (f)(j)		1,050,000	62,822
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		301,594	75,399
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (j)		586,000	555,931
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (j)		1,105,039	1,069,161
TOTAL PRIVATE SPONSOR			22,209,232
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,400,036	4,446,211
Series 2002-9 Class PC, 6% 3/25/17		714,192	729,051
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	47,742,584
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,462,229
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,473,908
TOTAL U.S. GOVERNMENT AGENCY			63,853,983
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,747,883)			86,063,215
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.779% 2/14/29 (f)(j)		750,000	699,586
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,474,245
Class B5, 7.525% 4/14/29		129,000	101,467
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,000,579
Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		95,730	106,643
Class HSD, 4.954% 3/11/41 (f)		100,000	90,058
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	140,343
Series 2004-5 Class G, 5.2138% 11/10/41 (f)(j)		135,000	99,791
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 60,000	$ 51,036
Class I, 5.64% 2/14/31 (f)		170,000	42,500
Series 2007-BBA8:
Class K, 3.7144% 3/15/22 (f)(j)		105,000	73,500
Class L, 4.4144% 3/15/22 (f)(j)		214,000	132,680
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	98,157
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,726,112
Series 2006-FL2 Class CNP3, 3.7144% 8/16/21 (f)(j)		5,182,308	4,640,595
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,659,716	9,709,725
Series 2007-FL3A Class A2, 2.6544% 4/15/22 (f)(j)		6,878,000	6,190,200
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,907,843
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	138,000	78,036
Class G, 5.01% 5/15/44 (j)	CAD	30,000	14,930
Class H, 5.01% 5/15/44 (j)	CAD	20,000	9,232
Class J, 5.01% 5/15/44 (j)	CAD	20,000	8,222
Class K, 5.01% 5/15/44 (j)	CAD	10,000	3,680
Class L, 5.01% 5/15/44 (j)	CAD	36,000	12,558
Class M, 5.01% 5/15/44 (j)	CAD	165,000	40,530
COMM pass-thru certificates Series 2001-J2A Class F, 7.1576% 7/16/34 (f)(j)		190,000	172,428
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	448,688
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	509,062
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)		10,150,000	10,082,668
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	522,755
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	39,000
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		190,000	189,762
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	102,061
Class J, 4.231% 5/15/38 (f)		300,000	213,924
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 4.4144% 2/15/22 (f)(j)		100,000	70,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	466,628
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 330,000	$ 207,424
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4101% 6/10/31 (f)(j)		365,000	387,374
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0534% 4/29/39 (f)(j)		121,987	121,987
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (f)		50,000	46,020
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.135% 12/10/35 (f)(j)		55,000	52,033
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		4,184,842	4,164,833
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (f)		85,000	81,184
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (f)		55,000	51,206
Class F, 7.036% 2/15/36		200,000	185,310
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		126,149	71,905
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		500,000	355,703
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	478,845
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	99,750
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		226,000	216,430
Class K, 6.974% 8/15/36 (f)		427,000	308,774
Series 2000-C1:
Class G, 7% 3/15/33 (f)		120,000	114,938
Class H, 7% 3/15/33 (f)		100,000	91,797
Class K, 7% 3/15/33 (f)		90,000	79,917
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		86,000	84,403
Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	204,998
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.4738% 6/6/20 (f)(j)		250,000	175,000
Series 2007-EOP Class L, 4.0238% 3/1/20 (f)(j)		400,000	381,036
Series 1998-GLII Class G, 7.2801% 4/13/31 (f)(j)		600,000	509,730
Series 2006-RR2:
Class M, 5.8111% 6/1/46 (f)(j)		100,000	28,605
Class N, 5.8111% 6/1/46 (f)(j)		100,000	26,498
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		$ 12,655,000	$ 12,645,219
Class A4, 5.9933% 8/10/45 (j)		10,000,000	9,870,833
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4:
Class E, 6.9546% 5/12/34 (f)(j)		190,000	184,451
Class F, 7.3466% 5/12/34 (f)(j)		78,000	73,680
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (f)(j)		214,730	185,268
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 2.6444% 11/15/18 (f)(j)		10,000,000	9,000,000
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	52,564
Series 2004-LN2 Class D, 5.2061% 7/15/41 (j)		420,000	325,500
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,512,509
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (f)		95,000	95,781
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	229,894
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)		8,375,000	8,387,060
Series 2006-C7 Class A1, 5.279% 11/15/38		925,744	931,125
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,699,227
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	10,017,083
Series 2002-C1 Class J, 6.95% 3/15/34 (f)(j)		86,000	84,442
Series 2004-C2:
Class G, 4.595% 3/15/36 (f)(j)		165,000	124,585
Class K, 5.2697% 3/15/36 (f)(j)		500,000	339,141
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		180,000	171,000
Class I11, 7.72% 7/26/08 (f)		100,000	93,000
Class I12, 7.72% 7/26/08 (f)		100,000	91,250
Class I9, 7.72% 7/26/08 (f)		153,200	145,540
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	50,104
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	143,693
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (j)		1,075,000	1,066,800
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	10,178,826
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		$ 10,000,000	$ 9,543,299
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,527,036
Series 2004-IQ7 Class E, 5.5386% 6/15/38 (f)(j)		120,000	90,299
Series 2007-HQ12 Class A2, 5.8113% 4/12/49 (j)		12,880,000	12,833,274
Mortgage Capital Funding, Inc. Series 1998-MC3:
Class F, 7.346% 11/18/31 (f)(j)		130,000	128,313
Class G, 5.5% 11/18/31		344,000	335,156
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	86,989
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		395,843	425,635
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	86,357
Class G, 4.456% 9/12/38 (f)	CAD	54,000	42,843
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,606
Class J, 4.456% 9/12/38 (f)	CAD	36,000	23,344
Class K, 4.456% 9/12/38 (f)	CAD	18,000	10,535
Class L, 4.456% 9/12/38 (f)	CAD	26,000	14,196
Class M, 4.456% 9/12/38 (f)	CAD	130,000	38,110
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	101,229
Class G, 4.57% 4/12/23	CAD	42,000	32,508
Class H, 4.57% 4/12/23	CAD	42,000	29,901
Class J, 4.57% 4/12/23	CAD	42,000	26,672
Class K, 4.57% 4/12/23	CAD	21,000	12,512
Class L, 4.57% 4/12/23	CAD	63,000	35,253
Class M, 4.57% 4/12/23	CAD	185,000	56,763
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	137,659
Class F6, 6.5% 2/18/34 (f)(j)		37,000	25,158
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	79,194
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.0894% 9/15/09 (f)(j)		110,000	98,691
Class G, 3.0894% 9/15/09 (f)(j)		200,000	176,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,752,502
Series 2007-C32 Class A2, 5.9235% 6/15/49 (j)		13,285,000	13,260,889
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)		$ 7,870,000	$ 7,720,668
Series 2007-C30 Class B, 5.463% 12/15/43 (j)		10,505,000	7,964,416
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	173,472
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $217,163,720)			216,389,978
Municipal Securities - 0.3%

Connecticut Gen. Oblig. Series B, 5% 5/1/15		10,000,000	10,971,000
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,583,371
Series A, 5% 1/1/12		11,025,000	11,817,257
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,003,667
TOTAL MUNICIPAL SECURITIES (Cost $37,587,733)			37,375,295
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,380,258	1,939,911
par 1.33% 12/31/38 (j)		3,405,000	1,251,338
7% 3/28/11		21,840,000	19,266,520
7% 9/12/13		12,410,000	9,787,353
Brazilian Federative Republic:
6% 1/17/17		505,000	532,775
8.25% 1/20/34		410,000	528,285
8.75% 2/4/25		280,000	363,300
12.25% 3/6/30		895,000	1,543,875
12.75% 1/15/20		490,000	795,025
Central Bank of Nigeria promissory note 5.092% 1/5/10		478,044	462,499
Colombian Republic 7.375% 9/18/37		1,830,000	2,075,220
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		1,185,000	1,072,425
Dominican Republic:
3.6713% 8/30/24 (j)		1,100,000	1,069,750
9.04% 1/23/18 (f)		3,120,449	3,307,676
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Dominican Republic: - continued
9.5% 9/27/11 (Reg. S)		$ 1,260,328	$ 1,323,345
Ecuador Republic:
10% 8/15/30 (Reg. S)		4,550,000	4,618,250
12% 11/15/12 (Reg. S)		518,160	537,591
euro 5% 2/28/25		218,000	159,685
Gabonese Republic 8.2% 12/12/17 (f)		2,755,000	2,934,075
Georgia Republic 7.5% 4/15/13		185,000	185,000
Ghana Republic 8.5% 10/4/17 (f)		2,005,000	2,095,225
Indonesian Republic:
6.625% 2/17/37 (f)		1,475,000	1,275,875
6.75% 3/10/14 (Reg. S)		315,000	323,285
7.5% 1/15/16 (f)		485,000	507,456
7.75% 1/17/38 (f)		1,245,000	1,215,494
8.5% 10/12/35 (f)		650,000	698,750
8.5% 10/12/35 (Reg. S)		735,000	790,125
Islamic Republic of Pakistan:
6.75% 2/19/09		2,710,000	2,682,900
7.125% 3/31/16 (f)		1,450,000	1,145,500
Lebanese Republic:
6.1088% 11/30/09 (f)(j)		105,000	102,375
6.1088% 11/30/09 (Reg. S) (j)		1,900,000	1,852,500
7.125% 3/5/10		250,000	246,875
7.5% 8/2/11		1,325,000	1,298,500
7.75% 9/7/12		400,000	382,500
7.875% 5/20/11 (Reg. S)		1,080,000	1,069,200
8.625% 6/20/13 (Reg. S)		3,095,000	3,087,263
10.125% 8/6/08		2,180,000	2,185,450
10.25% 10/6/09 (Reg. S)		400,000	411,000
Philippine Republic:
9.5% 2/2/30		1,375,000	1,782,413
10.625% 3/16/25		1,365,000	1,888,887
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (d)(f)		2,770,000	2,603,800
Russian Federation:
7.5% 3/31/30 (Reg. S)		9,265,895	10,522,582
12.75% 6/24/28 (Reg. S)		1,490,000	2,670,825
Turkish Republic:
6.75% 4/3/18		1,965,000	1,945,350
6.875% 3/17/36		3,285,000	2,981,138
7% 9/26/16		1,390,000	1,417,800
7.25% 3/5/38		1,350,000	1,272,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Turkish Republic: - continued
7.375% 2/5/25		$ 2,200,000	$ 2,205,500
11.875% 1/15/30		1,085,000	1,644,448
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		535,000	513,600
Ukraine Government 6.75% 11/14/17 (f)		3,755,000	3,614,188
United Mexican States:
7.5% 4/8/33		700,000	827,750
8.3% 8/15/31		420,000	537,600
Uruguay Republic 8% 11/18/22		2,431,902	2,675,092
Venezuelan Republic:
3.9075% 4/20/11 (Reg. S) (j)		3,130,000	2,801,350
5.375% 8/7/10 (Reg. S)		1,160,000	1,096,200
7% 3/31/38		720,000	504,000
8.5% 10/8/14		1,690,000	1,588,600
9.25% 9/15/27		4,050,000	3,807,000
9.375% 1/13/34		1,160,000	1,020,800
10.75% 9/19/13		4,735,000	4,924,400
13.625% 8/15/18		2,343,000	2,858,460
Vietnamese Socialist Republic:
4% 3/12/28 (d)		90,000	75,150
6.875% 1/15/16 (f)		1,285,000	1,240,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $138,052,530)			134,944,504
Preferred Stocks - 0.1%
		Shares
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		1,927	3,054,221
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		28,100	1,373,247
TOTAL CONVERTIBLE PREFERRED STOCKS			4,427,468
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Bank of America Corp. Series H, 8.20%		117,800	$ 2,934,398
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series T, 8.25%		147,200	3,680,000
TOTAL FINANCIALS			6,614,398
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	660,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,274,798
TOTAL PREFERRED STOCKS (Cost $11,152,961)			11,702,266
Floating Rate Loans - 0.3%
		Principal Amount (o)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 4.492% 12/27/14 (j)		$ 1,555,634	1,330,067
Tranche C, term loan 4.4811% 12/27/15 (j)		1,204,366	1,026,722
			2,356,789
Automobiles - 0.0%
General Motors Corp. term loan 5.0588% 11/29/13 (j)		200,000	178,000
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.0499% 10/23/08 (j)		121,533	115,456
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (j)		80,120	69,604
term loan 5% 6/14/14 (j)		1,006,890	874,736
			1,059,796
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 4.34% 3/31/13 (j)		1,520,588	1,444,559
Floating Rate Loans - continued
		Principal Amount (o)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. Tranche 1LN, term loan 5.1181% 9/29/14 (j)		$ 1,795,000	$ 1,519,019
Zuffa LLC term loan 4.5% 6/19/15 (j)		3,630,146	2,813,363
			5,776,941
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 4.65% 10/27/13 (j)		97,866	92,973
Toys 'R' US, Inc. term loan 5.8275% 12/9/08 (j)		500,000	481,250
			574,223
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (j)		165,000	163,350
Tranche B 1LN, term loan 4.5622% 9/5/13 (j)		610,000	591,700
Levi Strauss & Co. term loan 4.9475% 4/4/14 (j)		790,000	693,225
			1,448,275
TOTAL CONSUMER DISCRETIONARY			11,394,024
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche B 1LN, term loan 6.75% 2/27/13 (b)(j)		95,564	68,806
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 4.58% 12/16/10 (j)		250,000	241,875
General Growth Properties, Inc. Tranche A1, term loan 3.95% 2/24/10 (j)		209,211	189,336
Spirit Finance Corp. term loan 5.8728% 8/1/13 (j)		74,000	55,870
			487,081
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.34% 12/27/12 (j)		143,000	121,550
TOTAL FINANCIALS			677,437
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 4.8347% 7/25/14 (j)		2,065,032	1,941,130
Floating Rate Loans - continued
		Principal Amount (o)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 7/25/14 (n)		$ 105,648	$ 99,309
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (j)		2,204,419	2,074,910
			4,115,349
Pharmaceuticals - 0.1%
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (j)		4,729,108	4,197,083
TOTAL HEALTH CARE			8,312,432
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Air Lines, Inc. Tranche B, term loan 4.8085% 2/1/14 (j)		2,795,000	2,145,163
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (j)		120,664	113,424
term loan 4.5713% 1/26/14 (j)		1,899,336	1,785,376
			1,898,800
TOTAL INDUSTRIALS			4,043,963
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (j)		1,536,140	1,442,052
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 4.9463% 6/11/14 (j)		1,805,020	1,665,131
TOTAL INFORMATION TECHNOLOGY			3,107,183
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.685% 12/23/12 (j)		1,221,875	1,153,145
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (j)		465,000	444,075
Floating Rate Loans - continued
		Principal Amount (o)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Bermuda Ltd. term loan:
9.5% 6/15/16		$ 2,645,000	$ 2,405,628
11.5% 6/15/16		1,140,000	1,048,800
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (j)		982,519	948,131
			4,846,634
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 4.1963% 3/6/14 (j)		9,900	9,368
Intelsat Subsidiary Holding Co. Ltd. term loan:
8.875% 1/15/15		2,490,000	2,440,200
8.875% 1/15/15		1,510,000	1,479,800
			3,929,368
TOTAL TELECOMMUNICATION SERVICES			8,776,002
TOTAL FLOATING RATE LOANS (Cost $37,003,781)			37,464,186
Fixed-Income Funds - 54.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,904,303	335,809,076
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	7,316,418	674,281,061
Fidelity Corporate Bond 1-10 Year Central Fund (k)	18,590,779	1,813,344,565
Fidelity Floating Rate Central Fund (k)	4,410,839	409,899,283
Fidelity Mortgage Backed Securities Central Fund (k)	22,007,027	2,168,792,532
Fidelity Ultra-Short Central Fund (k)	8,368,578	691,746,668
TOTAL FIXED-INCOME FUNDS (Cost $6,367,985,270)		6,093,873,185
Preferred Securities - 0.1%
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,165,000	$ 4,292,281
Net Servicos de Comunicacao SA 9.25% (f)	1,623,000	1,673,322
		5,965,603
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,834,000	6,994,450
TOTAL PREFERRED SECURITIES (Cost $12,868,567)		12,960,053
Cash Equivalents - 7.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 2,775,490	2,775,000
2.33%, dated 5/30/08 due 6/2/08:
(Collateralized by U.S. Government Obligations) #	7,411,439	7,410,000
(Collateralized by U.S. Government Obligations) #	375,183,825	375,111,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	474,100,827	474,008,000
TOTAL CASH EQUIVALENTS (Cost $859,304,000)		859,304,000
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $12,508,932,301)		12,219,851,307
NET OTHER ASSETS - (9.1)%		(1,016,767,412)
NET ASSETS - 100%		$ 11,203,083,895
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)

	August 2037	$ 7,200,000	$ 6,120,000
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	112,627	(71,631)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	39,167	(21,532)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	57,619	(27,582)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	415
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	132,895
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	6,300,000	51,358
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 1,700,000	$ (74,011)
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	5,900,000	150,317
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	14,400,000	81,541
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	(30,820)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	(30,820)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	(15,874)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	(95,667)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,700,000	(74,011)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%

	March 2013	$ 3,800,000	$ (88,763)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,000,000	(70,322)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(3,480,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(4,002,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(2,436,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(5,220,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(6,264,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(2,262,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 38,623	$ (14,458)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(51,900)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(39,485)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(64,140)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(85,830)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,342,930)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	81,348	(39,373)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 24,764	$ (20,984)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	11,800	(10,113)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(750,310)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(79,654)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(1,013,363)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/3	Oct. 2036	1,200,000	(1,037,096)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(75,007)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	$ 3,630,000	$ (69,630)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(71,009)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(60,977)
TOTAL CREDIT DEFAULT SWAPS		114,612,948	(25,554,766)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	26,485
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	29,518
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	47,785
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	(1,979,096)
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	3,368,490
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	1,966,835
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	$ 75,000,000	$ 2,923,185
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	4,043,535
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	4,356,670
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	2,945,800
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	898,192
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	708,672
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	3,422,720
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,895,568
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	4,536,910
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	6,094,160
Received semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	(1,781,790)
TOTAL INTEREST RATE SWAPS		1,174,689,000	33,503,639
		$ 1,289,301,948	$ 7,948,873
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,333,547 or 4.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,524,495.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,750 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,648 and $99,309, respectively. The coupon rate will be determined at time of settlement.

(o) Principal amount is stated in United States dollars unless otherwise noted.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,775,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 435,678
Barclays Capital, Inc.	699,385
Credit Suisse Securities (USA) LLC	602,918
Merrill Lynch Government Securities, Inc.	1,037,019
$ 2,775,000
$7,410,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 1,061,156
Banc of America Securities LLC	954,041
Bank of America, NA	2,632,323
Barclays Capital, Inc.	260,262
Greenwich Capital Markets, Inc.	164,520
ING Financial Markets LLC	597,073
J.P. Morgan Securities, Inc.	329,041
Societe Generale, New York Branch	1,362,228
WestLB AG	49,356
$ 7,410,000
Repurchase Agreement / Counterparty	Value
$375,111,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 53,718,103
Banc of America Securities LLC	48,295,723
Bank of America, NA	133,254,210
Barclays Capital, Inc.	13,175,060
Greenwich Capital Markets, Inc.	8,328,388
ING Financial Markets LLC	30,225,170
J.P. Morgan Securities, Inc.	16,656,776
Societe Generale, New York Branch	68,959,054
WestLB AG	2,498,516
$ 375,111,000
$474,008,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 472,171,918
Credit Suisse Securities (USA) LLC	1,836,082
$ 474,008,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 11,641,372
Fidelity 2-5 Year Duration Securitized Bond Central Fund	20,277,114
Fidelity Corporate Bond 1-10 Year Central Fund	56,223,988
Fidelity Floating Rate Central Fund	18,786,172
Fidelity Mortgage Backed Securities Central Fund	68,178,225
Fidelity Ultra-Short Central Fund	29,659,687
Total	$ 204,766,558
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 58,520,081	$ -	$ 335,809,076	18.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	296,061,973	-	674,281,061	18.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	1,071,505,453	-	1,813,344,565	22.6%
Fidelity Floating Rate Central Fund	228,686,671	215,367,932	23,315,935	409,899,283	15.5%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	1,197,373,202	-	2,168,792,532	22.9%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	445,463,665	691,746,668	14.4%
Total	$ 3,544,679,501	$ 3,216,102,427	$ 468,779,600	$ 6,093,873,185
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,505,003,141. Net unrealized depreciation aggregated $285,151,834, of which $87,888,363 related to appreciated investment securities and $373,040,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008